Schedule of Investments(a)
November 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–89.89%
Advertising–0.15%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$270,000	$281,238
7.50%, 03/15/2033(b)	270,000	284,441
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030(c)	1,218,000	1,230,104
Lamar Media Corp., 5.38%, 11/01/2033(b)	4,410,000	4,420,319
		6,216,102
Aerospace & Defense–1.29%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	1,724,000	1,779,705
5.50%, 03/26/2054(b)	1,428,000	1,461,643
Boeing Co. (The),
6.30%, 05/01/2029	1,503,000	1,598,886
6.39%, 05/01/2031	5,000	5,444
6.53%, 05/01/2034	2,454,000	2,730,002
5.81%, 05/01/2050	6,021,000	6,001,619
5.93%, 05/01/2060	45,000	44,728
General Dynamics Corp., 4.95%, 08/15/2035(c)	1,847,000	1,898,609
Hexcel Corp., 5.88%, 02/26/2035	564,000	596,578
Howmet Aerospace, Inc., 4.85%, 10/15/2031(c)	361,000	372,235
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	416,000	431,323
5.75%, 01/15/2035(c)	1,527,000	1,620,240
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	2,118,000	2,226,669
5.60%, 07/31/2053(c)	1,450,000	1,465,572
Lockheed Martin Corp.,
4.40%, 08/15/2030(c)	2,421,000	2,455,356
4.75%, 02/15/2034	1,184,000	1,204,668
4.80%, 08/15/2034	802,000	818,951
5.00%, 08/15/2035	63,000	64,733
4.50%, 05/15/2036	123,000	121,611
4.15%, 06/15/2053	732,000	599,606
4.30%, 06/15/2062	777,000	633,107
5.90%, 11/15/2063	937,000	993,283
5.20%, 02/15/2064	80,000	75,894
Northrop Grumman Corp.,
4.03%, 10/15/2047	127,000	104,247
4.95%, 03/15/2053	1,231,000	1,132,607
RTX Corp.,
5.75%, 01/15/2029	1,281,000	1,345,189
6.00%, 03/15/2031	549,000	593,760
5.15%, 02/27/2033	1,751,000	1,827,461
6.10%, 03/15/2034	1,847,000	2,038,833
6.40%, 03/15/2054	1,677,000	1,880,039
Textron, Inc., 4.95%, 03/15/2036	3,434,000	3,437,488
Principal Amount		Value
Aerospace & Defense–(continued)
TransDigm, Inc.,
6.75%, 08/15/2028(b)	$95,000	$97,061
6.38%, 03/01/2029(b)	2,071,000	2,135,650
6.88%, 12/15/2030(b)	510,000	532,065
7.13%, 12/01/2031(b)	340,000	356,879
6.00%, 01/15/2033(b)	1,137,000	1,163,536
6.38%, 05/31/2033(b)	5,490,000	5,640,953
6.25%, 01/31/2034(b)(c)	954,000	989,812
		52,476,042
Agricultural & Farm Machinery–0.51%
AGCO Corp.,
5.45%, 03/21/2027	152,000	153,978
5.80%, 03/21/2034(c)	1,241,000	1,299,175
CNH Industrial Capital LLC, 4.75%, 03/21/2028	768,000	778,350
Deere Funding Canada Corp., 4.15%, 10/09/2030	10,029,000	10,042,849
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	1,517,000	1,531,638
5.63%, 07/01/2035(b)	1,346,000	1,388,090
6.38%, 07/01/2055(b)	3,370,000	3,496,619
John Deere Capital Corp.,
4.38%, 10/15/2030	47,000	47,646
5.10%, 04/11/2034	2,039,000	2,126,222
		20,864,567
Agricultural Products & Services–0.35%
Archer-Daniels-Midland Co., 2.70%, 09/15/2051	5,166,000	3,237,893
Cargill, Inc.,
4.13%, 10/23/2030(b)	2,765,000	2,762,427
5.13%, 10/11/2032(b)	635,000	662,067
4.75%, 04/24/2033(b)	1,046,000	1,063,496
5.38%, 10/23/2055(b)	6,739,771	6,627,242
		14,353,125
Air Freight & Logistics–0.25%
GXO Logistics, Inc.,
6.25%, 05/06/2029	1,365,000	1,434,141
6.50%, 05/06/2034	1,575,000	1,696,107
United Parcel Service, Inc.,
4.65%, 10/15/2030	31,000	31,836
5.15%, 05/22/2034(c)	1,537,000	1,608,918
5.25%, 05/14/2035(c)	934,000	977,126
5.50%, 05/22/2054(c)	4,345,000	4,322,416
5.95%, 05/14/2055	79,000	83,219
		10,153,763
Alternative Carriers–0.00%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	108,000	108,929
Apparel Retail–0.01%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	326,310	116,330
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Apparel Retail–(continued)
William Carter Co. (The), 7.38%, 02/15/2031(b)(c)	$294,000	$300,234
		416,564
Apparel, Accessories & Luxury Goods–0.11%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	1,570,000	1,566,539
5.40%, 10/07/2035(b)	2,876,000	2,876,280
		4,442,819
Application Software–0.34%
Autodesk, Inc., 5.30%, 06/15/2035	1,396,000	1,443,524
Cadence Design Systems, Inc., 4.70%, 09/10/2034	775,000	780,081
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	329,000	339,713
8.25%, 06/30/2032(b)(c)	510,000	538,156
Fair Isaac Corp., 6.00%, 05/15/2033(b)	38,000	39,153
Intuit, Inc., 5.20%, 09/15/2033	1,963,000	2,062,286
Roper Technologies, Inc.,
4.45%, 09/15/2030	888,000	893,595
4.75%, 02/15/2032	308,000	312,527
4.90%, 10/15/2034(c)	1,687,000	1,694,839
5.10%, 09/15/2035	4,195,000	4,259,562
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	576,000	576,440
6.50%, 06/01/2032(b)	24,000	25,002
Synopsys, Inc., 5.70%, 04/01/2055(c)	921,000	924,054
		13,888,932
Asset Management & Custody Banks–1.04%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	4,377,000	4,501,618
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	451,000	455,550
5.15%, 05/15/2033	2,041,000	2,128,274
5.20%, 04/15/2035	4,223,000	4,337,447
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(d)	1,753,000	1,781,621
4.54%, 02/01/2029(d)	625,000	632,721
4.98%, 03/14/2030(c)(d)	321,000	331,081
5.06%, 07/22/2032(c)(d)	1,613,000	1,676,984
5.83%, 10/25/2033(d)	767,000	830,791
4.71%, 02/01/2034(d)	566,000	572,724
5.19%, 03/14/2035(c)(d)	351,000	364,402
5.32%, 06/06/2036(d)	1,648,000	1,720,343
Series J, 4.97%, 04/26/2034(c)(d)	870,000	893,493
BlackRock, Inc., 4.75%, 05/25/2033	1,977,000	2,034,451
Brookfield Asset Management Ltd. (Canada),
5.80%, 04/24/2035(c)	3,511,000	3,687,271
6.08%, 09/15/2055	2,008,000	2,072,032
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	3,375,000	3,327,948
Citadel L.P.,
6.00%, 01/23/2030(b)	259,000	269,785
6.38%, 01/23/2032(b)	653,000	689,696
Principal Amount		Value
Asset Management & Custody Banks–(continued)
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)	$1,330,000	$1,338,731
Northern Trust Corp.,
4.15%, 11/19/2030	1,638,000	1,644,555
6.13%, 11/02/2032	1,051,000	1,151,662
5.12%, 11/19/2040(d)	3,264,000	3,282,805
State Street Corp.,
5.00% (SOFR + 0.95%), 04/24/2028(e)	26,000	26,167
5.68%, 11/21/2029(d)	31,000	32,505
4.73%, 02/28/2030	64,000	65,669
4.83%, 04/24/2030	35,000	36,111
6.12%, 11/21/2034(d)	33,000	35,965
5.15%, 02/28/2036(d)	101,000	104,210
4.78%, 10/23/2036(c)(d)	2,117,000	2,124,921
		42,151,533
Automobile Manufacturers–1.75%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	1,280,000	1,194,659
5.88%, 12/01/2033(b)	298,000	300,902
American Honda Finance Corp., 4.60%, 04/17/2030	402,000	407,981
Daimler Truck Finance North America LLC (Germany),
4.65%, 10/12/2030(b)	1,397,000	1,409,390
5.00%, 10/12/2032(b)(c)	7,925,000	8,009,613
5.63%, 01/13/2035(b)	2,373,000	2,467,223
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	2,188,000	2,210,593
2.70%, 08/10/2026	626,000	617,828
7.35%, 11/04/2027	1,726,000	1,802,657
5.92%, 03/20/2028	3,239,000	3,312,074
6.80%, 05/12/2028	2,725,000	2,838,732
6.80%, 11/07/2028	54,000	56,547
7.35%, 03/06/2030	48,000	51,535
7.20%, 06/10/2030(c)	1,453,000	1,560,954
Honda Motor Co. Ltd. (Japan),
4.69%, 07/08/2030	8,305,000	8,416,425
5.34%, 07/08/2035(c)	10,582,000	10,886,766
Hyundai Capital America,
5.50%, 03/30/2026(b)	13,000	13,055
4.88%, 06/23/2027(b)(c)	2,239,000	2,262,741
5.00%, 01/07/2028(b)(c)	3,070,000	3,119,106
5.35%, 03/19/2029(b)	7,000	7,210
5.30%, 01/08/2030(b)	1,378,000	1,421,690
5.80%, 04/01/2030(b)	80,000	84,122
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	2,711,000	2,769,506
Mercedes-Benz Finance North America LLC (Germany), 5.13%, 08/01/2034(b)(c)	3,473,000	3,551,418
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	13,000	13,248
5.35%, 01/09/2035(c)	5,821,000	6,148,593
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Automobile Manufacturers–(continued)
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)(c)	$2,652,000	$2,718,605
4.60%, 06/08/2029(b)	55,000	55,355
5.60%, 03/22/2034(b)(c)	3,173,000	3,283,880
		70,992,408
Automotive Parts & Equipment–0.39%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	50,000	50,345
7.75%, 10/15/2033(b)(c)	1,045,000	1,056,169
BMW US Capital LLC (Germany),
4.50%, 08/11/2030(b)	986,000	993,421
5.20%, 08/11/2035(b)(c)	2,649,000	2,690,616
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	759,000	789,550
6.75%, 09/15/2032(b)	110,000	113,231
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	535,000	573,483
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	11,000	11,167
4.90%, 05/01/2033(b)	1,975,000	2,011,054
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	624,000	665,548
Magna International, Inc. (Canada), 5.88%, 06/01/2035(c)	719,000	765,196
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)(c)	600,000	593,021
Phinia, Inc.,
6.75%, 04/15/2029(b)	263,000	271,744
6.63%, 10/15/2032(b)	298,000	309,656
ZF North America Capital, Inc. (Germany), 7.50%, 03/24/2031(b)	4,852,000	4,803,998
		15,698,199
Automotive Retail–0.32%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)(c)	1,372,000	1,401,417
7.38%, 08/01/2033(b)(c)	1,610,000	1,641,451
AutoZone, Inc.,
4.75%, 08/01/2032(c)	669,000	677,462
5.20%, 08/01/2033	1,195,000	1,234,254
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(f)	546,770	615,384
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)(c)	601,000	589,233
6.38%, 01/15/2030(b)(c)	559,000	575,302
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	295,000	290,692
8.25%, 08/01/2031(b)	538,000	568,076
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)(c)	2,043,000	2,054,701
4.38%, 01/15/2031(b)(c)	617,000	592,640
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	2,682,000	2,719,490
		12,960,102
Principal Amount		Value
Biotechnology–0.51%
AbbVie, Inc.,
5.05%, 03/15/2034	$820,000	$850,744
4.88%, 11/14/2048(c)	923,000	859,969
5.40%, 03/15/2054	183,000	182,551
5.50%, 03/15/2064	2,623,000	2,616,472
Amgen, Inc.,
5.25%, 03/02/2030	1,112,000	1,155,917
4.40%, 05/01/2045	407,000	355,432
5.65%, 03/02/2053	5,574,000	5,604,491
5.75%, 03/02/2063(c)	4,166,000	4,177,637
Gilead Sciences, Inc.,
5.25%, 10/15/2033	1,914,000	2,021,947
5.55%, 10/15/2053(c)	2,908,000	2,961,774
		20,786,934
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 5.55%, 01/23/2049	264,000	268,812
Broadcasting–0.11%
AMC Networks, Inc., 10.50%, 07/15/2032(b)	111,000	119,005
Discovery Communications LLC, 4.13%, 05/15/2029	616,000	599,658
Gray Media, Inc., 9.63%, 07/15/2032(b)	165,000	171,156
Paramount Global,
5.85%, 09/01/2043	1,298,000	1,168,380
4.95%, 05/19/2050(c)	1,350,000	1,052,012
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	316,000	326,377
9.38%, 08/01/2032(b)(c)	537,000	570,521
Versant Media Group, Inc., 7.25%, 01/30/2031(b)(c)	587,000	603,489
		4,610,598
Broadline Retail–0.11%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	2,726,000	2,916,493
Macy’s Retail Holdings LLC,
6.13%, 03/15/2032(b)	75,000	75,440
7.38%, 08/01/2033(b)	1,304,000	1,373,669
		4,365,602
Building Products–0.49%
Amrize Finance US LLC,
4.70%, 04/07/2028(b)(c)	1,810,000	1,832,856
4.95%, 04/07/2030(b)(c)	1,275,000	1,308,740
Carrier Global Corp., 5.90%, 03/15/2034	489,000	528,519
CRH America Finance, Inc.,
4.40%, 02/09/2031	3,995,000	4,004,943
5.00%, 02/09/2036	5,611,000	5,666,965
5.60%, 02/09/2056(c)	1,787,000	1,793,425
Lennox International, Inc., 5.50%, 09/15/2028	890,000	921,581
Masco Corp., 3.13%, 02/15/2051(c)	4,832,000	3,251,181
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	575,000	575,946
		19,884,156
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Cable & Satellite–0.63%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	$345,000	$341,918
6.38%, 09/01/2029(b)	198,000	201,160
4.75%, 02/01/2032(b)(c)	399,000	367,010
4.50%, 05/01/2032(c)	1,058,000	954,119
4.50%, 06/01/2033(b)(c)	860,000	756,371
4.25%, 01/15/2034(b)(c)	650,000	551,400
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	2,749,000	2,910,527
5.85%, 12/01/2035(c)	2,691,000	2,698,414
5.75%, 04/01/2048	843,000	739,299
6.83%, 10/23/2055	1,531,000	1,505,739
6.70%, 12/01/2055(c)	2,400,000	2,340,927
Comcast Corp.,
5.50%, 11/15/2032	1,723,000	1,827,722
3.45%, 02/01/2050	149,000	102,375
2.89%, 11/01/2051	184,000	111,413
6.05%, 05/15/2055	5,816,000	5,891,064
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	560,000	566,305
5.80%, 12/15/2053(b)	2,284,000	1,984,995
Directv Financing LLC, 8.88%, 02/01/2030(b)	148,000	146,579
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	119,000	119,128
10.00%, 02/15/2031(b)	75,000	74,562
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	112,000	116,772
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,200,000	1,179,198
		25,486,997
Cargo Ground Transportation–0.13%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	4,000	4,047
4.40%, 07/01/2027(b)	1,108,000	1,111,415
5.70%, 02/01/2028(b)	494,000	509,027
5.55%, 05/01/2028(b)	1,381,000	1,422,625
6.05%, 08/01/2028(b)	1,020,000	1,065,758
6.20%, 06/15/2030(b)	321,000	344,281
Ryder System, Inc., 4.90%, 12/01/2029	670,000	685,685
		5,142,838
Casinos & Gaming–0.06%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	965,000	956,188
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)(c)	902,000	854,779
Voyager Parent LLC, 9.25%, 07/01/2032(b)	545,000	577,880
		2,388,847
Principal Amount		Value
Commercial & Residential Mortgage Finance–0.36%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	$877,000	$912,521
6.75%, 10/25/2028(b)(c)	1,235,000	1,312,192
4.80%, 10/24/2030(b)	5,060,000	5,071,410
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(b)	1,829,000	1,854,507
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	552,000	566,167
7.13%, 02/01/2032(b)	531,000	524,135
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	1,583,000	1,614,255
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	302,000	295,414
Radian Group, Inc., 6.20%, 05/15/2029(c)	822,000	861,419
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	686,000	712,646
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	232,361
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)(c)	555,000	570,941
		14,527,968
Commodity Chemicals–0.09%
Cerdia Finanz GmbH (Germany), 9.38%, 10/03/2031(b)	540,000	560,104
Westlake Corp., 3.13%, 08/15/2051	5,166,000	3,190,163
		3,750,267
Communications Equipment–0.02%
Cisco Systems, Inc., 5.30%, 02/26/2054	745,000	730,651
Computer & Electronics Retail–0.18%
Dell International LLC/EMC Corp.,
5.50%, 04/01/2035(c)	5,887,000	6,110,930
8.10%, 07/15/2036	142,000	173,247
Leidos, Inc., 5.75%, 03/15/2033	941,000	1,000,716
		7,284,893
Construction & Engineering–0.04%
AECOM, 6.00%, 08/01/2033(b)	1,041,000	1,070,892
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	608,000	592,629
		1,663,521
Construction Machinery & Heavy Transportation Equipment– 0.74%
Caterpillar, Inc.,
5.20%, 05/15/2035(c)	1,922,000	2,012,993
5.50%, 05/15/2055	697,000	715,965
Cummins, Inc.,
4.70%, 02/15/2031(c)	4,911,000	5,035,906
5.15%, 02/20/2034	1,521,000	1,583,373
5.30%, 05/09/2035(c)	2,999,000	3,130,104
5.45%, 02/20/2054(c)	2,209,000	2,211,139
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	3,754,000	3,752,356
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	$2,375,000	$2,436,715
5.50%, 05/29/2035	8,766,000	9,189,284
		30,067,835
Construction Materials–0.09%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)(c)	1,571,000	1,593,255
6.13%, 07/31/2032(b)	2,184,000	2,240,439
		3,833,694
Consumer Electronics–0.08%
LG Electronics, Inc. (South Korea),
5.63%, 04/24/2027(b)	1,598,000	1,629,098
5.63%, 04/24/2029(b)	1,692,500	1,768,160
		3,397,258
Consumer Finance–1.55%
American Express Co.,
5.65%, 04/23/2027(d)	38,000	38,237
4.73%, 04/25/2029(d)	1,638,000	1,665,464
5.31% (SOFR + 1.26%), 04/25/2029(e)	5,085,000	5,152,112
4.35%, 07/20/2029(d)	5,408,000	5,453,119
4.87% (SOFR + 0.81%), 07/20/2029(e)	3,758,000	3,763,425
5.53%, 04/25/2030(d)	4,350,000	4,553,781
5.06% (SOFR + 1.02%), 01/30/2031(c)(e)	475,000	475,705
5.02%, 04/25/2031(c)(d)	3,628,000	3,750,395
4.92%, 07/20/2033(d)	3,677,000	3,767,842
5.44%, 01/30/2036(d)	2,094,000	2,190,746
5.67%, 04/25/2036(d)	2,722,000	2,890,885
4.80%, 10/24/2036(d)	12,087,000	12,031,097
Capital One Financial Corp.,
7.15%, 10/29/2027(d)	662,000	678,814
4.49%, 09/11/2031(c)(d)	3,738,000	3,736,471
5.20%, 09/11/2036(c)(d)	3,207,000	3,202,557
EZCORP, Inc., 7.38%, 04/01/2032(b)	1,081,000	1,135,973
FirstCash, Inc., 6.88%, 03/01/2032(b)	973,000	1,012,935
General Motors Financial Co., Inc., Series B, 6.50%(d)(g)	200,000	201,570
goeasy Ltd. (Canada), 6.88%, 02/15/2031(b)(c)	1,110,000	1,048,317
Navient Corp.,
5.00%, 03/15/2027	389,000	388,969
9.38%, 07/25/2030	173,000	191,888
OneMain Finance Corp.,
6.63%, 05/15/2029(c)	360,000	372,967
4.00%, 09/15/2030	171,000	160,640
6.75%, 03/15/2032	260,000	266,055
7.13%, 09/15/2032	413,000	428,246
6.50%, 03/15/2033	3,707,000	3,727,982
Synchrony Financial, 5.02%, 07/29/2029(d)	588,000	594,286
		62,880,478
Principal Amount		Value
Consumer Staples Merchandise Retail–0.19%
Dollar General Corp.,
5.00%, 11/01/2032(c)	$405,000	$410,704
5.50%, 11/01/2052(c)	1,250,000	1,207,708
Dollar Tree, Inc., 3.38%, 12/01/2051	4,782,000	3,280,676
Target Corp., 5.00%, 04/15/2035(c)	2,691,000	2,742,271
Walmart, Inc., 4.50%, 09/09/2052	82,000	73,805
		7,715,164
Copper–0.01%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	443,000	443,081
Distillers & Vintners–0.07%
Brown-Forman Corp., 4.75%, 04/15/2033(c)	473,000	481,503
Constellation Brands, Inc.,
4.80%, 05/01/2030(c)	610,000	621,298
4.90%, 05/01/2033	369,000	372,321
4.95%, 11/01/2035(c)	1,308,000	1,299,092
		2,774,214
Distributors–0.15%
Genuine Parts Co.,
6.50%, 11/01/2028	1,984,000	2,102,854
4.95%, 08/15/2029	1,489,000	1,512,396
6.88%, 11/01/2033(c)	2,252,000	2,515,556
		6,130,806
Diversified Banks–14.32%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	7,622,808
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	2,500,000	2,782,254
5.20%, 09/30/2035(b)(c)(d)	7,461,000	7,551,332
6.75%(b)(d)(g)	2,512,000	2,546,656
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(d)(g)	1,403,000	1,567,339
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(d)	2,000,000	2,035,395
5.08% (SOFR + 1.12%), 11/06/2030	5,800,000	5,830,595
5.13%, 11/06/2035	6,600,000	6,656,233
8.00%(d)(g)	63,492	70,541
9.63%(c)(d)(g)	2,000,000	2,227,632
9.63%(c)(d)(g)	1,400,000	1,691,175
Bank of America Corp.,
4.88% (SOFR + 0.83%), 01/24/2029(c)(e)	1,616,000	1,618,299
5.20%, 04/25/2029(d)	1,505,000	1,543,698
5.06% (SOFR + 1.01%), 01/24/2031(c)(e)	2,274,000	2,274,859
5.16%, 01/24/2031(c)(d)	727,000	754,297
5.43%, 08/15/2035(d)	2,758,000	2,843,522
5.51%, 01/24/2036(d)	3,648,000	3,851,598
5.74%, 02/12/2036(c)(d)	4,517,000	4,749,348
2.48%, 09/21/2036(d)	275,000	242,130
7.75%, 05/14/2038	1,450,000	1,782,042
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
3.31%, 04/22/2042(d)	$347,000	$277,791
6.63%(d)(g)	3,196,000	3,317,796
Series DD, 6.30%(d)(g)	576,000	580,132
Series RR, 4.38%(c)(d)(g)	3,563,000	3,516,805
Series TT, 6.13%(d)(g)	89,000	89,935
Bank of Montreal (Canada),
7.70%, 05/26/2084(c)(d)	4,233,000	4,506,350
7.30%, 11/26/2084(c)(d)	3,311,000	3,534,029
Bank of New York Mellon (The), 4.73%, 04/20/2029(d)	1,126,000	1,146,164
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	3,421,000	3,635,124
8.00%, 01/27/2084(d)	3,504,000	3,755,289
6.88%, 10/27/2085(d)	7,383,000	7,452,924
Banque Federative du Credit Mutuel (France), 4.59%, 10/16/2028(b)	7,032,000	7,110,724
Barclays PLC (United Kingdom),
5.37%, 02/25/2031(d)	1,496,000	1,550,397
6.69%, 09/13/2034(d)	77,000	85,657
3.33%, 11/24/2042(d)	423,000	331,487
5.86%, 08/11/2046(d)	3,216,000	3,341,685
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(d)	1,976,000	1,999,015
5.45% (SOFR + 1.43%), 05/09/2029(b)(e)	4,652,000	4,707,925
5.09%, 05/09/2031(b)(c)(d)	4,373,000	4,476,752
7.45%(b)(d)(g)	200,000	208,694
BPCE S.A. (France),
6.29%, 01/14/2036(b)(d)	3,148,000	3,399,153
6.92%, 01/14/2046(b)(d)	2,138,000	2,316,331
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(c)	585,000	593,197
CaixaBank S.A. (Spain), 4.89%, 07/03/2031(b)(c)(d)	3,047,000	3,102,320
Citigroup, Inc.,
5.17% (SOFR + 1.14%), 05/07/2028(e)	4,529,000	4,557,348
4.90% (SOFR + 0.87%), 03/04/2029(c)(e)	475,000	475,696
5.17%, 02/13/2030(d)	777,000	799,473
4.54%, 09/19/2030(d)	2,172,000	2,192,374
5.49% (SOFR + 1.46%), 05/07/2031(c)(e)	5,093,000	5,169,953
4.50%, 09/11/2031(d)	4,939,000	4,975,196
6.17%, 05/25/2034(d)	2,847,000	3,042,817
5.83%, 02/13/2035(d)	3,074,000	3,215,949
6.02%, 01/24/2036(d)	1,851,000	1,951,393
5.17%, 09/11/2036(d)	8,019,000	8,186,593
3.88%, 01/24/2039(d)	271,000	242,244
5.41%, 09/19/2039(c)(d)	3,637,000	3,674,294
2.90%, 11/03/2042(d)	279,000	208,214
5.61%, 03/04/2056(c)(d)	7,431,000	7,564,594
Series AA, 7.63%(c)(d)(g)	5,029,000	5,261,179
Series BB, 7.20%(d)(g)	3,724,000	3,856,496
Series DD, 7.00%(c)(d)(g)	4,689,000	4,982,339
Series W, 4.00%(d)(g)	4,628,000	4,642,023
Series Z, 7.38%(c)(d)(g)	4,989,000	5,153,128
Comerica, Inc., 5.98%, 01/30/2030(d)	454,000	473,361
Principal Amount		Value
Diversified Banks–(continued)
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028(c)	$3,775,000	$3,790,020
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	7,135,000	7,428,070
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(d)	2,540,000	2,620,119
4.82%, 09/25/2033(b)(d)	7,277,000	7,295,585
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	2,143,000	2,166,069
Fifth Third Bancorp,
1.71%, 11/01/2027(d)	310,000	302,893
6.34%, 07/27/2029(d)	187,000	197,069
4.77%, 07/28/2030(d)	680,000	689,467
5.63%, 01/29/2032(d)	246,000	258,833
4.34%, 04/25/2033(c)(d)	760,000	745,043
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(d)	1,879,000	1,901,196
5.60%, 05/17/2028(d)	2,549,000	2,599,982
5.21%, 08/11/2028(d)	1,018,000	1,034,612
5.29%, 11/19/2030(d)	3,044,000	3,149,553
5.13%, 03/03/2031(d)	2,539,000	2,610,069
5.24%, 05/13/2031(d)	3,586,000	3,708,976
5.59% (SOFR + 1.57%), 05/13/2031(e)	6,277,000	6,399,474
4.62%, 11/06/2031(d)	1,692,000	1,703,378
7.40%, 11/13/2034(d)	2,162,000	2,474,716
5.79%, 05/13/2036(d)	3,827,000	4,065,743
5.74%, 09/10/2036(d)	3,393,000	3,505,671
5.13%, 11/06/2036(d)	3,293,000	3,323,917
6.33%, 03/09/2044(d)	3,781,000	4,182,717
6.88%(d)(g)	2,421,000	2,513,632
7.05%(d)(g)	7,166,000	7,440,171
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)(d)	1,995,000	2,066,915
JPMorgan Chase & Co.,
5.57%, 04/22/2028(d)	1,247,000	1,272,104
4.32%, 04/26/2028(d)	772,000	775,167
4.85%, 07/25/2028(d)	603,000	611,147
4.92%, 01/24/2029(d)	612,000	623,805
5.30%, 07/24/2029(d)	1,032,000	1,064,323
6.09%, 10/23/2029(d)	1,113,000	1,175,150
5.01%, 01/23/2030(d)	480,000	492,951
5.58%, 04/22/2030(d)	1,050,000	1,099,136
5.00%, 07/22/2030(d)	1,821,000	1,874,239
4.60%, 10/22/2030(d)	1,959,000	1,991,560
5.14%, 01/24/2031(d)	1,513,000	1,570,000
5.10%, 04/22/2031(c)(d)	1,946,000	2,018,804
4.26%, 10/22/2031(d)	4,654,000	4,660,466
4.59%, 04/26/2033(c)(d)	966,000	976,123
4.91%, 07/25/2033(d)	134,000	137,625
5.72%, 09/14/2033(d)	2,370,000	2,530,801
5.35%, 06/01/2034(d)	55,000	57,756
5.34%, 01/23/2035(d)	547,000	572,424
5.50%, 01/24/2036(d)	2,136,000	2,257,296
5.57%, 04/22/2036(d)	4,655,000	4,946,689
5.58%, 07/23/2036(d)	2,271,000	2,377,187
4.81%, 10/22/2036(d)	6,419,000	6,457,112
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
3.88%, 07/24/2038(d)	$233,000	$212,269
5.53%, 11/29/2045(d)	3,218,000	3,333,636
4.26%, 02/22/2048(d)	486,000	421,359
Series W, 5.11% (3 mo. Term SOFR + 1.26%), 05/15/2047(e)	1,680,000	1,501,233
Series CC, 6.70% (3 mo. Term SOFR + 2.84%)(c)(e)(g)	737,000	745,039
Series NN, 6.88%(c)(d)(g)	2,116,000	2,234,168
Series OO, 6.50%(c)(d)(g)	8,271,000	8,550,858
KeyBank N.A., 5.85%, 11/15/2027	827,000	852,597
KeyCorp, 2.55%, 10/01/2029	277,000	261,533
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(d)	2,041,000	2,045,698
4.94%, 11/04/2036(d)	6,840,000	6,819,969
6.63%(d)(g)	3,001,000	2,984,086
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	1,329,000	1,347,954
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(d)	893,000	906,121
5.26%, 04/17/2030(d)	2,594,000	2,684,685
5.16%, 04/24/2031(c)(d)	3,022,000	3,132,416
5.54% (SOFR + 1.48%), 04/24/2031(e)	2,850,000	2,903,607
4.53%, 09/12/2031(d)	3,432,000	3,461,859
5.41%, 04/19/2034(c)(d)	1,235,000	1,301,074
5.43%, 04/17/2035(d)	3,012,000	3,153,701
5.57%, 01/16/2036(d)	200,000	211,317
5.62%, 04/24/2036(d)	14,142,000	14,958,236
5.19%, 09/12/2036(c)(d)	5,411,000	5,556,067
6.35%(d)(g)	7,046,000	7,154,262
8.20%(d)(g)	4,841,000	5,334,448
Mizuho Financial Group, Inc. (Japan),
5.78%, 07/06/2029(d)	948,000	988,017
5.38%, 07/10/2030(d)	2,676,000	2,779,838
4.71%, 07/08/2031(d)	4,824,000	4,899,167
5.34% (SOFR + 1.25%), 07/08/2031(c)(e)	4,021,000	4,058,182
5.59%, 07/10/2035(d)	3,476,000	3,666,764
5.32%, 07/08/2036(c)(d)	7,109,000	7,369,502
Morgan Stanley Bank N.A., 5.02%, 01/12/2029(d)	1,155,000	1,177,076
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(d)	3,953,000	3,978,081
4.73%, 07/18/2031(d)	3,512,000	3,573,280
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	392,000	406,945
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)(d)	4,768,000	5,049,985
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	74,000	75,701
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)(c)	7,125,000	7,175,340
6.30%(b)(c)(d)(g)	3,074,000	3,133,998
6.75%(b)(d)(g)	2,627,000	2,688,435
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	1,096,000	1,122,383
Principal Amount		Value
Diversified Banks–(continued)
Panama Infrastructure Receivable Purchaser PLC (United Kingdom), 0.00%, 04/05/2032(b)(h)	$1,766,000	$1,368,729
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	1,163,000	1,187,578
5.58%, 06/12/2029(d)	1,285,000	1,332,500
4.90%, 05/13/2031(d)	3,962,000	4,063,928
4.63%, 06/06/2033(d)	216,000	215,008
6.04%, 10/28/2033(d)	896,000	971,380
5.07%, 01/24/2034(d)	921,000	947,208
5.37%, 07/21/2036(c)(d)	2,710,000	2,808,423
Series U, 6.00%(d)(g)	52,000	52,387
Series V, 6.20%(c)(d)(g)	1,796,000	1,827,067
Series W, 6.25%(c)(d)(g)	2,004,000	2,062,112
Royal Bank of Canada (Canada),
4.88% (SOFR + 0.83%), 01/24/2029(e)	475,000	476,483
5.00%, 02/01/2033	1,336,000	1,383,189
7.50%, 05/02/2084(c)(d)	4,724,000	5,005,872
6.50%, 11/24/2085(d)	3,363,000	3,352,004
Santander UK Group Holdings PLC (United Kingdom), 5.14%, 09/22/2036(d)	2,846,000	2,846,478
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	877,000	887,045
6.75%, 02/08/2028(b)(d)	1,037,000	1,067,058
7.02%, 02/08/2030(b)(d)	1,431,000	1,547,206
5.01%, 10/15/2030(b)(d)	2,359,000	2,412,487
5.24%, 05/13/2031(b)(d)	2,966,000	3,067,461
5.71% (SOFR + 1.68%), 05/13/2031(b)(e)	2,944,000	3,017,627
2.68%, 06/29/2032(b)(d)	3,050,000	2,760,271
5.40%, 08/12/2036(b)(d)	7,016,000	7,197,142
7.75%(b)(d)(g)	2,465,000	2,559,520
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(d)(g)	3,345,000	3,456,623
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(b)	42,000	42,547
5.55%, 09/14/2028(b)	2,154,000	2,242,536
5.20%, 03/07/2029(b)(c)	2,206,000	2,279,632
4.35%, 09/11/2030(b)	3,413,000	3,440,698
5.35%, 03/07/2034(b)	2,190,000	2,300,780
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(d)	1,607,000	1,630,673
Synovus Bank, 5.63%, 02/15/2028	3,269,000	3,337,437
Toronto-Dominion Bank (The) (Canada),
4.93%, 10/15/2035	3,209,000	3,242,397
8.13%, 10/31/2082(c)(d)	3,042,000	3,207,190
7.25%, 07/31/2084(c)(d)	144,000	151,887
Truist Bank,
4.42%, 07/24/2028(d)	6,555,000	6,588,436
4.82% (SOFR + 0.77%), 07/24/2028(e)	8,179,000	8,184,743
U.S. Bancorp,
5.78%, 06/12/2029(d)	1,017,000	1,058,506
5.84%, 06/12/2034(d)	45,000	48,309
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
UBS AG (Switzerland), 4.53% (SOFR + 0.50%), 05/17/2027(e)	$6,165,000	$6,168,299
Wells Fargo & Co.,
4.89% (SOFR + 0.78%), 01/24/2028(e)	580,000	581,364
5.71%, 04/22/2028(d)	776,000	792,685
4.81%, 07/25/2028(d)	333,000	336,654
5.42% (SOFR + 1.37%), 04/23/2029(e)	2,601,000	2,634,627
5.57%, 07/25/2029(d)	718,000	744,302
6.30%, 10/23/2029(d)	770,000	815,508
5.20%, 01/23/2030(d)	543,000	560,355
5.15%, 04/23/2031(d)	3,484,000	3,609,259
5.39%, 04/24/2034(d)	719,000	753,963
5.56%, 07/25/2034(d)	836,000	885,757
5.50%, 01/23/2035(d)	2,596,000	2,730,651
5.61%, 04/23/2036(d)	5,240,000	5,559,616
5.38%, 11/02/2043	2,158,000	2,128,423
4.75%, 12/07/2046	841,000	752,168
4.61%, 04/25/2053(d)	1,605,000	1,415,679
6.85%(d)(g)	2,468,000	2,587,651
7.63%(c)(d)(g)	1,623,000	1,730,292
Series BB, 3.90%(d)(g)	1,845,000	1,837,870
Westpac Banking Corp. (Australia), 5.62%, 11/20/2035(d)	2,040,000	2,123,623
		582,206,037
Diversified Capital Markets–0.90%
Credit Suisse Group AG (Switzerland),
4.50%(b)(d)(g)(i)(j)	3,057,000	870,481
5.25%(b)(d)(g)(i)(j)	1,903,000	541,879
7.25%(b)(d)(g)(i)(j)	330,000	93,968
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)	8,000	8,224
SMBC Aviation Capital Finance DAC (Ireland),
5.30%, 04/03/2029(b)	200,000	206,066
5.55%, 04/03/2034(b)	200,000	207,702
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)(d)	677,000	677,946
4.75%, 05/12/2028(b)(d)	1,096,000	1,104,697
5.43%, 02/08/2030(b)(d)	630,000	652,803
4.40%, 09/23/2031(b)(c)(d)	3,327,000	3,326,565
4.84%, 11/06/2033(b)(d)	7,015,000	7,073,362
5.01%, 03/23/2037(b)(d)	3,327,000	3,328,908
5.53%, 05/06/2047(b)(d)	10,787,000	10,827,451
4.38%(b)(c)(d)(g)	2,080,000	1,890,091
6.60%(b)(c)(d)(g)	1,149,000	1,161,476
7.00%(b)(c)(d)(g)	821,000	833,606
7.13%(b)(d)(g)	3,614,000	3,707,306
		36,512,531
Diversified Financial Services–3.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.95%, 03/10/2055(d)	1,056,000	1,108,110
6.50%, 01/31/2056(d)	2,684,000	2,761,135
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	2,269,000	2,296,730
Principal Amount		Value
Diversified Financial Services–(continued)
Apollo Global Management, Inc.,
6.38%, 11/15/2033	$1,644,000	$1,818,161
5.15%, 08/12/2035(c)	3,026,000	3,033,234
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	2,113,000	2,138,812
6.38%, 05/04/2028(b)(c)	1,552,000	1,618,663
5.75%, 03/01/2029(b)	36,000	37,324
5.75%, 11/15/2029(b)	20,000	20,802
5.15%, 01/15/2030(b)	78,000	79,441
4.95%, 10/15/2032(b)	9,308,000	9,235,888
BlackRock Funding, Inc.,
4.90%, 01/08/2035	1,069,000	1,100,118
5.35%, 01/08/2055	59,000	58,674
Blackstone Reg Finance Co. L.L.C.,
4.30%, 11/03/2030(c)	1,618,000	1,619,621
4.95%, 02/15/2036	1,706,000	1,701,053
Citadel Finance LLC, 5.90%, 02/10/2030(b)	2,738,000	2,785,281
Citadel Securities Global Holdings LLC,
5.50%, 06/18/2030(b)	1,389,000	1,427,480
6.20%, 06/18/2035(b)	1,093,000	1,153,305
Corebridge Financial, Inc.,
6.05%, 09/15/2033	1,787,000	1,903,605
5.75%, 01/15/2034	2,155,000	2,250,079
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	29,232,000	29,712,574
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	284,000	298,581
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	6,793,000	6,996,270
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	1,087,000	1,130,621
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	823,000	852,203
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	11,087,000	11,038,750
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	616,000	649,408
6.13%, 11/01/2032(b)	4,059,000	4,132,655
6.75%, 05/01/2033(b)	6,602,000	6,910,340
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	300,000	285,238
LPL Holdings, Inc.,
5.70%, 05/20/2027	1,207,000	1,230,064
5.20%, 03/15/2030	2,737,000	2,805,450
5.15%, 06/15/2030	1,672,000	1,710,043
5.65%, 03/15/2035	4,715,000	4,836,880
5.75%, 06/15/2035(c)	2,055,000	2,125,346
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	7,000	7,363
5.15%, 03/17/2030(b)	22,000	22,330
6.50%, 03/26/2031(b)	12,000	12,874
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(b)	6,154,000	6,211,327
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	814,000	857,984
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Voya Global Funding, 4.60%, 11/24/2030(b)	$3,348,000	$3,376,519
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	4,788,000	4,868,699
		128,219,035
Diversified Metals & Mining–0.88%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2030	996,000	1,040,924
5.25%, 09/08/2033	6,740,000	7,037,471
5.75%, 09/05/2055	1,770,000	1,846,836
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)(c)	1,435,000	1,461,669
5.37%, 04/04/2029(b)(c)	1,112,000	1,149,846
5.19%, 04/01/2030(b)	2,541,000	2,620,146
5.63%, 04/04/2034(b)	2,164,000	2,271,531
5.67%, 04/01/2035(b)	2,486,000	2,615,774
5.89%, 04/04/2054(b)(c)	1,154,000	1,166,110
6.14%, 04/01/2055(b)(c)	1,161,000	1,220,713
Rio Tinto Finance (USA) PLC (Australia),
4.88%, 03/14/2030	3,372,000	3,472,288
5.00%, 03/14/2032	924,000	955,552
5.13%, 03/09/2053	220,000	209,028
5.75%, 03/14/2055	2,982,000	3,090,342
5.88%, 03/14/2065	2,309,000	2,415,083
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (South Africa), 5.85%, 05/13/2032(b)	3,109,000	3,259,469
		35,832,782
Diversified REITs–0.18%
ERP Operating L.P., 4.95%, 06/15/2032	1,253,000	1,287,104
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)(c)	636,000	613,061
Trust Fibra Uno (Mexico), 6.39%, 01/15/2050(b)	4,001,000	3,713,903
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	100,000	95,982
VICI Properties L.P.,
5.13%, 05/15/2032	24,000	24,215
5.75%, 04/01/2034	545,000	565,941
5.63%, 05/15/2052	130,000	122,401
6.13%, 04/01/2054(c)	773,000	777,980
		7,200,587
Diversified Support Services–0.29%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	6,975,000	7,292,711
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	905,000	955,338
5.04%, 03/25/2030(b)	2,159,000	2,213,287
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	807,000	827,227
7.75%, 03/15/2031(b)(c)	299,000	313,754
		11,602,317
Principal Amount		Value
Drug Retail–0.30%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	$1,613,000	$1,638,713
4.88%, 04/21/2033(b)	3,457,000	3,532,005
CVS Pass-Through Trust,
6.04%, 12/10/2028	476,236	483,197
5.77%, 01/10/2033(b)	1,032,672	1,060,234
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	5,392,000	5,600,417
		12,314,566
Electric Utilities–8.08%
AEP Texas, Inc.,
5.70%, 05/15/2034(c)	822,000	862,344
5.25%, 05/15/2052	876,000	818,017
5.85%, 10/15/2055	3,849,000	3,844,341
AEP Transmission Co. LLC, 5.38%, 06/15/2035	674,000	702,417
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	3,098,000	3,107,718
5.85%, 11/15/2033	920,000	996,251
5.10%, 04/02/2035	1,545,000	1,587,854
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	1,037,000	1,107,530
American Electric Power Co., Inc.,
5.20%, 01/15/2029	738,000	762,607
Series C, 5.80%, 03/15/2056(d)	10,036,000	9,973,252
Series D, 6.05%, 03/15/2056(c)(d)	3,771,000	3,775,814
Arizona Public Service Co., 5.90%, 08/15/2055	5,304,000	5,461,090
Baltimore Gas and Electric Co., 5.45%, 06/01/2035(c)	1,730,000	1,810,213
Berkshire Hathaway Energy Co., 3.80%, 07/15/2048	180,000	138,183
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(d)	849,000	861,647
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	525,000	525,401
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)(c)	809,000	825,041
6.19%, 06/01/2035(b)	3,435,000	3,609,285
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	1,419,000	1,457,133
5.05%, 03/01/2035(c)	1,080,000	1,103,020
Series AJ, 4.85%, 10/01/2052	2,209,000	2,042,755
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	4,046,871	4,174,347
Commonwealth Edison Co., 5.95%, 06/01/2055	1,516,000	1,611,597
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	$14,000	$14,797
6.15%, 11/15/2052(c)	559,000	600,618
5.90%, 11/15/2053	1,819,000	1,902,164
5.75%, 11/15/2055	2,739,000	2,803,759
Series C, 3.00%, 12/01/2060	165,000	100,145
Constellation Energy Generation LLC,
6.13%, 01/15/2034	691,000	752,777
6.50%, 10/01/2053	1,194,000	1,320,107
5.75%, 03/15/2054(c)	1,890,000	1,899,901
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	116,000	128,537
Duke Energy Carolinas LLC,
4.85%, 03/15/2030(c)	365,000	376,773
5.25%, 03/15/2035	67,000	69,773
5.35%, 01/15/2053	1,644,000	1,610,504
Duke Energy Corp.,
4.85%, 01/05/2029	1,100,000	1,124,210
4.95%, 09/15/2035	4,473,000	4,472,605
5.00%, 08/15/2052	1,591,000	1,437,140
Duke Energy Florida LLC,
4.20%, 12/01/2030(c)	1,715,000	1,718,955
4.85%, 12/01/2035	2,731,000	2,746,570
6.20%, 11/15/2053	166,000	182,259
Duke Energy Indiana LLC,
5.40%, 04/01/2053	3,127,000	3,052,912
5.90%, 05/15/2055	817,000	857,974
Electricite de France S.A. (France),
5.70%, 05/23/2028(b)(c)	1,457,000	1,507,071
6.38%, 01/13/2055(b)	10,824,000	11,443,205
6.00%, 04/22/2064(b)	4,711,000	4,683,879
9.13%(b)(d)(g)	1,818,000	2,108,247
Entergy Corp.,
7.13%, 12/01/2054(d)	1,872,000	1,970,720
5.88%, 06/15/2056(d)	9,096,000	9,089,808
6.10%, 06/15/2056(d)	3,002,000	3,022,105
Entergy Louisiana LLC,
5.15%, 09/15/2034(c)	1,418,000	1,461,416
5.80%, 03/15/2055	1,837,000	1,891,456
Entergy Texas, Inc.,
5.25%, 04/15/2035	1,986,000	2,055,100
5.55%, 09/15/2054	55,000	54,490
Evergy Metro, Inc.,
4.95%, 04/15/2033	688,000	707,221
5.13%, 08/15/2035	2,918,000	2,969,884
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	2,567,000	2,607,888
Exelon Corp.,
5.15%, 03/15/2029	597,000	615,006
5.13%, 03/15/2031	3,073,000	3,182,712
5.45%, 03/15/2034(c)	1,053,000	1,103,122
5.60%, 03/15/2053	2,444,000	2,414,276
5.88%, 03/15/2055	3,787,000	3,883,857
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	170,000	173,860
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	1,068,000	1,082,019
5.00%, 01/15/2035	1,107,000	1,117,610
Florida Power & Light Co., 5.80%, 03/15/2065	2,098,000	2,206,027
Principal Amount		Value
Electric Utilities–(continued)
Georgia Power Co., 4.95%, 05/17/2033	$822,000	$842,755
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	1,808,000	1,831,795
Indiana Michigan Power Co., 5.63%, 04/01/2053	178,000	179,835
ION Platform Finance US, Inc., 7.88%, 09/30/2032(b)	200,000	190,813
Louisville Gas and Electric Co., 5.85%, 08/15/2055	10,127,000	10,421,147
MidAmerican Energy Co.,
5.35%, 01/15/2034	740,000	780,102
5.85%, 09/15/2054	2,490,000	2,610,853
5.30%, 02/01/2055	1,466,000	1,418,924
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.15%, 08/25/2028	4,077,000	4,101,289
4.85%, 02/07/2029	1,091,000	1,118,508
5.00%, 02/07/2031	1,699,000	1,759,368
5.80%, 01/15/2033(c)	728,000	783,705
5.00%, 08/15/2034	2,450,000	2,516,700
7.13%, 09/15/2053(c)(d)	6,156,000	6,489,772
New England Power Co., 5.85%, 09/08/2055(b)	1,389,000	1,413,306
NextEra Energy Capital Holdings, Inc.,
5.00%, 07/15/2032	475,000	488,728
5.45%, 03/15/2035	3,648,000	3,795,279
5.55%, 03/15/2054(c)	4,158,000	4,079,103
5.90%, 03/15/2055	3,842,000	3,958,818
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	3,072,000	3,096,822
5.29%, 01/17/2034(b)	1,422,000	1,454,576
5.66%, 01/17/2054(b)	983,000	978,593
6.00%, 07/03/2055(b)	8,462,000	8,746,525
Northern States Power Co., 5.65%, 05/15/2055	2,948,000	3,027,220
NRG Energy, Inc.,
4.73%, 10/15/2030(b)(c)	6,534,000	6,526,035
5.75%, 01/15/2034(b)	2,430,000	2,451,109
5.41%, 10/15/2035(b)	6,525,000	6,537,469
6.00%, 01/15/2036(b)(c)	3,586,000	3,644,154
Oglethorpe Power Corp., 5.90%, 02/01/2055	1,734,000	1,752,221
Ohio Power Co., 5.65%, 06/01/2034	4,894,000	5,142,043
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053(c)	5,975,000	5,984,209
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	1,265,000	1,354,558
5.80%, 04/01/2055(b)	6,527,000	6,715,500
Pacific Gas and Electric Co., 6.15%, 03/01/2055	37,000	37,540
PacifiCorp,
5.10%, 02/15/2029	977,000	996,080
5.30%, 02/15/2031	1,087,000	1,123,145
5.45%, 02/15/2034	1,809,000	1,849,255
5.80%, 01/15/2055	2,123,000	2,021,379
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	191,000	194,330
5.15%, 05/15/2030	636,000	658,386
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	$3,762,000	$3,834,753
5.25%, 09/01/2034	757,000	780,520
PPL Electric Utilities Corp., 5.55%, 08/15/2055(c)	1,276,000	1,292,929
PSEG Power LLC, 5.20%, 05/15/2030(b)	20,000	20,539
Public Service Co. of Colorado, 5.25%, 04/01/2053	2,407,000	2,284,153
RWE Finance US LLC (Germany),
5.13%, 09/18/2035(b)	2,530,000	2,517,837
5.88%, 09/18/2055(b)	2,645,000	2,610,605
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	2,544,000	2,449,385
5.55%, 04/15/2054(c)	2,035,000	2,016,898
Sierra Pacific Power Co., 5.90%, 03/15/2054	3,121,000	3,159,872
Southern Co. (The),
Conv., 3.25%, 06/15/2028(b)	3,832,000	3,878,039
5.70%, 10/15/2032	695,000	742,228
5.70%, 03/15/2034	2,664,000	2,814,822
4.85%, 03/15/2035	1,699,000	1,693,373
Series B, 4.00%, 01/15/2051(d)	6,302,000	6,310,200
Southwestern Electric Power Co., 5.30%, 04/01/2033	953,000	983,227
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	1,386,000	1,429,491
Union Electric Co.,
5.20%, 04/01/2034	2,314,000	2,399,586
5.25%, 04/15/2035	2,052,000	2,134,860
5.13%, 03/15/2055	1,418,000	1,335,397
Virginia Electric & Power Co.,
2.95%, 11/15/2051	299,000	192,905
5.70%, 08/15/2053	240,000	242,095
Virginia Electric and Power Co.,
5.00%, 04/01/2033	839,000	862,043
Series C, 4.90%, 09/15/2035	5,359,000	5,373,604
Series D, 5.60%, 09/15/2055(c)	6,113,000	6,090,185
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	1,777,000	1,780,259
5.00%, 07/31/2027(b)	244,000	244,934
4.38%, 05/01/2029(b)	78,000	77,058
4.60%, 10/15/2030(b)	2,809,000	2,804,775
7.75%, 10/15/2031(b)	2,345,000	2,492,303
6.88%, 04/15/2032(b)	1,280,000	1,347,045
6.95%, 10/15/2033(b)	1,803,000	2,013,434
6.00%, 04/15/2034(b)(c)	1,131,000	1,196,485
5.70%, 12/30/2034(b)	52,000	53,765
5.25%, 10/15/2035(b)	3,249,000	3,243,331
Wisconsin Electric Power Co., 4.15%, 10/15/2030	2,054,000	2,055,720
Xcel Energy, Inc., 4.75%, 03/21/2028	1,011,000	1,025,658
		328,537,578
Electrical Components & Equipment–0.25%
EnerSys,
4.38%, 12/15/2027(b)(c)	585,000	582,332
6.63%, 01/15/2032(b)	271,000	281,968
Principal Amount		Value
Electrical Components & Equipment–(continued)
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	$1,566,000	$1,584,932
5.25%, 04/30/2032(b)	2,380,000	2,452,548
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	875,000	903,416
Regal Rexnord Corp.,
6.05%, 04/15/2028	587,000	607,684
6.40%, 04/15/2033	3,494,000	3,770,199
		10,183,079
Electronic Components–0.47%
Amphenol Corp.,
4.13%, 11/15/2030	5,339,000	5,329,555
4.40%, 02/15/2033	4,482,000	4,464,099
5.00%, 01/15/2035(c)	1,528,000	1,571,438
5.38%, 11/15/2054(c)	1,135,000	1,125,759
5.30%, 11/15/2055	3,719,000	3,625,515
Corning, Inc., 5.45%, 11/15/2079	2,550,000	2,363,780
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)(c)	556,000	520,702
		19,000,848
Electronic Equipment & Instruments–0.04%
Keysight Technologies, Inc., 5.35%, 07/30/2030	1,574,000	1,642,181
Electronic Manufacturing Services–0.02%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	836,000	867,436
Environmental & Facilities Services–0.32%
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	1,196,000	1,173,572
Republic Services, Inc.,
5.00%, 12/15/2033	1,384,000	1,439,869
5.00%, 04/01/2034	1,084,000	1,121,203
Rollins, Inc., 5.25%, 02/24/2035	1,988,000	2,039,138
Veralto Corp., 5.35%, 09/18/2028	1,340,000	1,384,017
Waste Management, Inc., 5.35%, 10/15/2054(c)	5,756,000	5,719,433
		12,877,232
Fertilizers & Agricultural Chemicals–0.16%
FMC Corp., 3.45%, 10/01/2029	120,000	109,313
Mosaic Co. (The),
4.35%, 01/15/2029	2,993,000	3,002,761
4.60%, 11/15/2030	3,491,000	3,504,334
		6,616,408
Financial Exchanges & Data–0.30%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028(c)	1,704,000	1,706,433
4.60%, 03/15/2033	814,000	821,896
4.95%, 06/15/2052(c)	1,472,000	1,369,843
5.20%, 06/15/2062	1,866,000	1,764,250
Moody’s Corp.,
5.25%, 07/15/2044	549,000	531,909
3.10%, 11/29/2061	315,000	199,808
MSCI, Inc., 5.25%, 09/01/2035	2,678,000	2,709,138
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$427,000	$440,614
5.55%, 02/15/2034	837,000	884,850
5.95%, 08/15/2053	510,000	533,486
6.10%, 06/28/2063	1,058,000	1,117,108
		12,079,335
Food Distributors–1.07%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	12,896,000	13,056,037
5.15%, 08/04/2035(c)	6,987,000	7,160,896
JBS USA Holding Lux S.a.r.l./JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
5.50%, 01/15/2036(b)(c)	8,663,000	8,872,884
6.25%, 03/01/2056(b)	9,693,000	9,834,217
6.38%, 04/15/2066(b)	3,366,000	3,433,545
Sysco Corp., 5.10%, 09/23/2030	949,000	980,638
		43,338,217
Food Retail–0.17%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)(c)	4,482,000	4,535,433
Kroger Co. (The), 5.65%, 09/15/2064	2,274,000	2,218,725
		6,754,158
Forest Products–0.11%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)(c)	762,000	770,578
4.95%, 06/30/2032(b)(c)	1,319,000	1,361,776
Suzano Netherlands B.V. (Brazil), 5.50%, 01/15/2036	2,177,000	2,164,754
		4,297,108
Gas Utilities–0.57%
Atmos Energy Corp.,
5.90%, 11/15/2033	832,000	908,081
5.20%, 08/15/2035(c)	6,839,000	7,090,216
6.20%, 11/15/2053	1,014,000	1,117,013
5.45%, 01/15/2056	3,000,000	2,967,712
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,185,000	1,242,797
Snam S.p.A. (Italy),
5.00%, 05/28/2030(b)(c)	1,243,000	1,274,365
5.75%, 05/28/2035(b)(c)	3,259,000	3,412,205
6.50%, 05/28/2055(b)	3,276,000	3,534,648
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)(c)	1,129,000	1,158,242
Southwest Gas Corp., 5.45%, 03/23/2028	350,000	359,807
		23,065,086
Gold–0.15%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	4,816,000	4,821,661
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)(c)	1,123,000	1,195,416
		6,017,077
Principal Amount		Value
Health Care Distributors–0.34%
Cardinal Health, Inc.,
4.50%, 09/15/2030	$803,000	$811,549
5.45%, 02/15/2034	876,000	917,354
5.15%, 09/15/2035(c)	1,552,000	1,586,318
McKesson Corp.,
4.65%, 05/30/2030	2,637,000	2,690,496
4.95%, 05/30/2032(c)	2,764,000	2,856,096
5.25%, 05/30/2035(c)	4,639,000	4,838,874
		13,700,687
Health Care Equipment–0.24%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	2,652,000	2,706,531
Hologic, Inc., 3.25%, 02/15/2029(b)(c)	615,000	608,294
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	3,966,000	4,140,987
Stryker Corp.,
4.25%, 09/11/2029	391,000	394,360
4.85%, 02/10/2030	1,778,000	1,831,294
5.20%, 02/10/2035	58,000	60,191
		9,741,657
Health Care Facilities–0.33%
Adventist Health System, 5.76%, 12/01/2034(c)	826,000	861,712
Ascension Health,
Series 2025, 4.29%, 11/15/2030	2,943,000	2,965,363
4.92%, 11/15/2035	2,229,000	2,265,168
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	124,000	123,257
Tenet Healthcare Corp.,
4.25%, 06/01/2029	407,000	399,287
6.75%, 05/15/2031	457,000	476,497
5.50%, 11/15/2032(b)	245,000	249,043
6.00%, 11/15/2033(b)	49,000	50,627
Universal Health Services, Inc.,
4.63%, 10/15/2029	1,009,000	1,015,825
5.05%, 10/15/2034	2,844,000	2,803,315
UPMC,
5.04%, 05/15/2033	1,630,000	1,676,976
5.38%, 05/15/2043	681,000	676,444
		13,563,514
Health Care REITs–0.14%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	15,000	14,945
5.15%, 04/15/2053	57,000	50,463
5.63%, 05/15/2054(c)	373,000	351,959
Diversified Healthcare Trust,
0.00%, 01/15/2026(b)(h)	303,000	301,792
7.25%, 10/15/2030(b)	300,000	305,328
Healthpeak OP LLC, 5.38%, 02/15/2035	1,084,000	1,115,611
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	109,000	115,293
National Health Investors, Inc., 5.35%, 02/01/2033	878,000	874,982
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Health Care REITs–(continued)
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	$2,473,000	$2,521,382
		5,651,755
Health Care Services–1.56%
Cigna Group (The),
4.50%, 09/15/2030	1,353,000	1,363,760
3.40%, 03/15/2051	143,000	100,771
CommonSpirit Health,
5.32%, 12/01/2034	2,916,000	3,000,103
5.55%, 12/01/2054	1,090,000	1,061,270
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)(c)	377,000	356,467
4.75%, 02/15/2031(b)	270,000	241,782
CVS Health Corp.,
5.00%, 01/30/2029	1,368,000	1,399,896
5.25%, 01/30/2031	556,000	576,148
5.45%, 09/15/2035	4,846,000	5,003,939
6.75%, 12/10/2054(c)(d)	3,630,000	3,764,662
7.00%, 03/10/2055(d)	12,694,000	13,359,927
6.20%, 09/15/2055	4,548,000	4,716,057
6.00%, 06/01/2063	18,000	17,779
6.25%, 09/15/2065	5,320,000	5,452,984
DaVita, Inc.,
6.88%, 09/01/2032(b)	273,000	284,300
6.75%, 07/15/2033(b)	290,000	301,588
HCA, Inc.,
5.00%, 03/01/2028	1,136,000	1,158,014
4.30%, 11/15/2030	792,000	789,941
5.45%, 09/15/2034	634,000	658,317
5.75%, 03/01/2035	2,431,000	2,567,930
5.25%, 06/15/2049	246,000	226,909
5.90%, 06/01/2053	2,338,000	2,338,649
6.20%, 03/01/2055	1,847,000	1,926,530
Icon Investments Six DAC,
5.81%, 05/08/2027	3,282,000	3,348,267
5.85%, 05/08/2029	3,404,000	3,555,412
6.00%, 05/08/2034	2,590,000	2,747,863
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	990,000	641,248
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051(c)	1,914,000	1,160,072
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,029,000	1,148,727
		63,269,312
Health Care Supplies–0.29%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	2,683,000	2,679,722
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	303,000	294,368
5.25%, 10/01/2029(b)	584,000	585,890
Solventum Corp.,
5.40%, 03/01/2029	710,000	734,427
5.60%, 03/23/2034	3,941,000	4,120,021
5.90%, 04/30/2054(c)	3,332,000	3,422,418
		11,836,846
Principal Amount		Value
Highways & Railtracks–0.16%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056(c)	$6,049,000	$6,339,376
Home Improvement Retail–0.08%
Home Depot, Inc. (The),
4.65%, 09/15/2035	1,974,000	1,974,596
4.95%, 09/15/2052	843,000	786,196
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	220,000	217,830
4.45%, 04/01/2062	37,000	29,574
5.80%, 09/15/2062	181,000	180,627
5.85%, 04/01/2063	94,000	94,619
		3,283,442
Homebuilding–0.13%
D.R. Horton, Inc., 5.00%, 10/15/2034(c)	1,282,000	1,309,590
Toll Brothers Finance Corp., 5.60%, 06/15/2035(c)	3,968,000	4,105,839
		5,415,429
Homefurnishing Retail–0.01%
Wayfair LLC,
7.25%, 10/31/2029(b)	66,000	68,821
6.75%, 11/15/2032(b)	245,000	250,599
		319,420
Hotel & Resort REITs–0.15%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	2,784,000	2,854,752
5.75%, 07/15/2034	660,000	694,715
4.95%, 01/15/2035	1,366,000	1,358,034
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	566,000	588,588
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(c)	601,000	568,491
		6,064,580
Hotels, Resorts & Cruise Lines–0.23%
Carnival Corp.,
7.00%, 08/15/2029(b)	360,000	378,851
5.75%, 03/15/2030(b)	63,000	64,789
5.88%, 06/15/2031(b)	192,000	197,843
5.75%, 08/01/2032(b)	147,000	150,875
6.13%, 02/15/2033(b)	9,000	9,276
Choice Hotels International, Inc., 5.85%, 08/01/2034	18,000	18,510
Expedia Group, Inc., 5.40%, 02/15/2035(c)	3,695,000	3,818,116
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	23,000	23,570
6.13%, 04/01/2032(b)	34,000	35,282
5.88%, 03/15/2033(b)	1,108,000	1,143,340
Marriott International, Inc., 5.30%, 05/15/2034	992,000	1,029,527
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	960,000	913,608
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Royal Caribbean Cruises Ltd.,
5.50%, 04/01/2028(b)	$475,000	$483,526
6.25%, 03/15/2032(b)	566,000	585,826
6.00%, 02/01/2033(b)	686,000	706,528
		9,559,467
Household Appliances–0.02%
Whirlpool Corp.,
4.75%, 02/26/2029(c)	582,000	578,808
6.13%, 06/15/2030(c)	11,000	11,119
6.50%, 06/15/2033	23,000	22,872
		612,799
Housewares & Specialties–0.03%
Newell Brands, Inc.,
6.38%, 09/15/2027	175,000	175,518
6.63%, 09/15/2029	282,000	278,066
6.38%, 05/15/2030(c)	625,000	602,170
		1,055,754
Independent Power Producers & Energy Traders–0.40%
AES Corp. (The), 5.80%, 03/15/2032	8,009,000	8,233,668
Calpine Corp., 5.13%, 03/15/2028(b)	855,000	859,822
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	1,370,862	1,435,183
Vistra Corp.,
7.00%(b)(c)(d)(g)	2,207,000	2,240,496
8.00%(b)(d)(g)	271,000	278,011
Series C, 8.88%(b)(c)(d)(g)	2,374,000	2,653,572
VoltaGrid LLC, 7.38%, 11/01/2030(b)	589,000	587,770
		16,288,522
Industrial Conglomerates–0.25%
Honeywell International, Inc.,
4.25%, 01/15/2029	10,000	10,092
4.95%, 09/01/2031	2,154,000	2,245,913
5.00%, 02/15/2033	577,000	598,229
5.25%, 03/01/2054(c)	350,000	339,243
5.35%, 03/01/2064	264,000	257,684
Siemens Funding B.V. (Germany),
4.60%, 05/28/2030(b)	1,751,000	1,787,178
4.90%, 05/28/2032(b)(c)	1,207,000	1,249,246
5.20%, 05/28/2035(b)(c)	2,521,000	2,630,248
5.90%, 05/28/2065(b)	1,057,000	1,133,431
		10,251,264
Industrial Machinery & Supplies & Components–0.36%
Enpro, Inc., 6.13%, 06/01/2033(b)	2,770,000	2,868,341
ESAB Corp., 6.25%, 04/15/2029(b)	833,000	859,194
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	858,000	871,642
5.40%, 08/14/2028	174,000	180,123
Nordson Corp.,
5.60%, 09/15/2028	312,000	322,650
5.80%, 09/15/2033(c)	921,000	986,768
Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	$1,469,000	$1,541,685
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)(c)	592,000	583,789
Stanley Black & Decker, Inc., 2.75%, 11/15/2050(c)	5,166,000	3,120,459
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	3,316,000	3,422,551
		14,757,202
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	127,000	135,107
Insurance Brokers–0.26%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	838,000	871,457
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	263,000	268,936
5.00%, 02/15/2032	453,000	464,253
5.15%, 02/15/2035	1,064,000	1,080,948
6.75%, 02/15/2054	40,000	44,825
5.55%, 02/15/2055	2,053,000	2,000,624
HUB International Ltd., 7.25%, 06/15/2030(b)	811,000	850,455
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033(c)	1,541,000	1,624,658
2.90%, 12/15/2051	62,000	40,322
6.25%, 11/01/2052	669,000	735,477
5.45%, 03/15/2053	723,000	710,990
5.70%, 09/15/2053(c)	1,991,000	2,040,705
		10,733,650
Integrated Oil & Gas–2.14%
Ecopetrol S.A. (Colombia),
8.88%, 01/13/2033	5,115,000	5,476,216
8.38%, 01/19/2036	832,000	854,626
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	2,383,000	2,470,775
Occidental Petroleum Corp.,
5.20%, 08/01/2029	354,000	363,056
6.45%, 09/15/2036	3,137,000	3,351,853
6.20%, 03/15/2040	3,279,000	3,355,781
4.63%, 06/15/2045	4,426,000	3,566,309
6.60%, 03/15/2046(c)	9,591,000	10,003,825
4.40%, 04/15/2046	2,439,000	1,943,735
4.10%, 02/15/2047	3,575,000	2,611,800
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	4,302,000	4,589,245
6.63%, 06/15/2035	7,425,000	7,019,600
SA Global Sukuk Ltd. (Saudi Arabia),
4.13%, 09/17/2030(b)	10,480,000	10,337,279
4.63%, 09/17/2035(b)(c)	9,959,000	9,732,724
Saudi Arabian Oil Co. (Saudi Arabia),
4.75%, 06/02/2030(b)	6,662,000	6,760,001
5.38%, 06/02/2035(b)(c)	6,734,000	6,954,507
6.38%, 06/02/2055(b)	6,889,000	7,349,567
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Integrated Oil & Gas–(continued)
Shell Finance US, Inc., 3.75%, 09/12/2046	$260,000	$206,753
		86,947,652
Integrated Telecommunication Services–2.00%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	520,000	502,450
AT&T, Inc.,
4.70%, 08/15/2030(c)	2,873,000	2,929,872
5.40%, 02/15/2034	1,442,000	1,506,571
5.38%, 08/15/2035	4,811,000	4,980,299
5.55%, 11/01/2045	288,000	283,169
4.50%, 03/09/2048	258,000	217,715
3.50%, 09/15/2053	327,000	225,192
5.70%, 11/01/2054	84,000	82,513
3.55%, 09/15/2055(c)	11,371,000	7,799,819
6.05%, 08/15/2056(c)	10,027,000	10,349,531
Bell Canada (Canada),
6.88%, 09/15/2055(d)	24,000	24,936
7.00%, 09/15/2055(d)	2,394,000	2,520,621
Cipher Compute LLC, 7.13%, 11/15/2030(b)	5,781,000	5,880,374
FiberCop S.p.A. (Italy),
6.00%, 09/30/2034(b)	600,000	566,073
7.20%, 07/18/2036(b)(c)	625,000	626,335
Iliad Holding S.A.S. (France),
7.00%, 10/15/2028(b)	137,000	139,089
8.50%, 04/15/2031(b)(c)	1,386,000	1,489,921
7.00%, 04/15/2032(b)	95,000	98,048
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	638,000	650,347
7.00%, 03/31/2034(b)	594,667	609,638
NTT Finance Corp. (Japan),
4.88%, 07/16/2030(b)	1,512,000	1,545,110
5.50%, 07/16/2035(b)	2,444,000	2,554,797
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033(c)	553,000	582,752
7.72%, 06/04/2038	5,000	5,558
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	894,000	1,008,086
Verizon Communications, Inc.,
4.50%, 08/10/2033	7,603,000	7,541,923
5.25%, 04/02/2035(c)	4,572,000	4,689,700
5.00%, 01/15/2036	4,137,000	4,144,204
3.40%, 03/22/2041	394,000	312,146
5.75%, 11/30/2045	6,960,000	7,024,366
5.50%, 02/23/2054(c)	327,000	319,817
5.88%, 11/30/2055	1,956,627	1,976,341
3.00%, 11/20/2060	274,000	164,073
3.70%, 03/22/2061	884,000	615,216
6.00%, 11/30/2065	2,747,000	2,780,473
VMED 02 UK Financing I PLC (United Kingdom), 6.75%, 01/15/2033(b)	162,000	161,533
Windstream Services LLC, 7.50%, 10/15/2033(b)(c)	512,000	521,539
WULF Compute LLC, 7.75%, 10/15/2030(b)(c)	3,774,000	3,905,035
		81,335,182
Principal Amount		Value
Interactive Home Entertainment–0.02%
Roblox Corp., 3.88%, 05/01/2030(b)	$1,000,000	$956,909
Interactive Media & Services–2.26%
Alphabet, Inc.,
4.38%, 11/15/2032	936,000	947,662
4.70%, 11/15/2035	4,030,000	4,096,638
5.35%, 11/15/2045	7,712,000	7,890,484
5.45%, 11/15/2055	4,844,000	4,927,804
5.30%, 05/15/2065	1,949,000	1,917,950
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	4,540,000	4,588,283
Match Group Holdings II LLC,
3.63%, 10/01/2031(b)	55,000	50,522
6.13%, 09/15/2033(b)	2,886,000	2,928,975
Meta Platforms, Inc.,
4.55%, 08/15/2031(c)	709,000	725,092
4.75%, 08/15/2034(c)	2,493,000	2,537,401
4.88%, 11/15/2035	10,955,000	11,077,984
4.45%, 08/15/2052	787,000	663,364
5.40%, 08/15/2054(c)	5,290,000	5,134,396
5.63%, 11/15/2055	8,196,000	8,181,121
4.65%, 08/15/2062	1,981,000	1,664,315
5.75%, 05/15/2063	2,248,000	2,247,894
5.55%, 08/15/2064	5,781,000	5,596,743
5.75%, 11/15/2065	13,258,000	13,212,038
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032(c)	472,000	431,880
5.05%, 03/15/2042(c)	15,936,000	12,761,390
5.14%, 03/15/2052	204,000	153,102
		91,735,038
Internet Services & Infrastructure–0.91%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	31,586,000	34,073,374
CoreWeave, Inc.,
9.25%, 06/01/2030(b)(c)	2,019,000	1,864,668
9.00%, 02/01/2031(b)(c)	1,042,000	944,202
Getty Images, Inc., 10.50%, 11/15/2030(b)	150,000	153,375
		37,035,619
Investment Banking & Brokerage–3.40%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	525,000	557,931
Brookfield Finance, Inc. (Canada),
5.33%, 01/15/2036(c)	9,217,000	9,291,052
5.97%, 03/04/2054	92,000	93,944
Charles Schwab Corp. (The),
4.34%, 11/14/2031(d)	1,851,000	1,856,209
4.91%, 11/14/2036(c)(d)	8,702,000	8,721,170
Series K, 5.00%(d)(g)	1,147,000	1,145,092
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Goldman Sachs Group, Inc. (The),
4.96% (SOFR + 0.79%), 12/09/2026(e)	$27,000	$27,000
4.98% (SOFR + 0.81%), 03/09/2027(e)	41,000	41,060
4.98% (SOFR + 0.92%), 10/21/2027(e)	296,000	296,925
5.87% (3 mo. Term SOFR + 2.01%), 10/28/2027(e)	475,000	481,420
5.15% (SOFR + 1.12%), 02/24/2028(e)	256,000	257,540
5.34% (SOFR + 1.29%), 04/23/2028(e)	2,085,000	2,102,813
4.48%, 08/23/2028(d)	409,000	411,743
5.73%, 04/25/2030(d)	954,000	999,351
5.05%, 07/23/2030(d)	1,519,000	1,560,816
4.69%, 10/23/2030(d)	1,154,000	1,173,217
5.21%, 01/28/2031(d)	1,601,000	1,659,489
5.22%, 04/23/2031(c)(d)	3,508,000	3,635,361
4.37%, 10/21/2031(c)(d)	6,864,000	6,873,589
5.85%, 04/25/2035(d)	1,536,000	1,650,117
5.33%, 07/23/2035(d)	1,680,000	1,744,093
5.54%, 01/28/2036(c)(d)	5,059,000	5,303,145
4.94%, 10/21/2036(c)(d)	5,000,000	5,020,568
6.75%, 10/01/2037	1,150,000	1,295,860
4.02%, 10/31/2038(d)	271,000	246,379
3.21%, 04/22/2042(d)	176,000	137,541
4.80%, 07/08/2044	1,139,000	1,071,087
5.73%, 01/28/2056(d)	5,715,000	5,942,080
Series T, 3.80%(d)(g)	124,000	123,082
Series V, 4.13%(d)(g)	1,507,000	1,482,508
Series W, 7.50%(d)(g)	7,388,000	7,855,542
Series X, 7.50%(d)(g)	6,870,000	7,258,457
Morgan Stanley,
5.12%, 02/01/2029(d)	378,000	386,125
4.99%, 04/12/2029(d)	975,000	994,626
5.16%, 04/20/2029(d)	1,710,000	1,750,999
5.45%, 07/20/2029(d)	393,000	406,237
6.41%, 11/01/2029(d)	917,000	973,860
5.17%, 01/16/2030(d)	526,000	541,621
5.04%, 07/19/2030(c)(d)	1,091,000	1,121,817
4.65%, 10/18/2030(d)	1,714,000	1,739,732
5.19%, 04/17/2031(d)	2,869,000	2,970,272
4.89%, 07/20/2033(d)	39,000	39,934
5.25%, 04/21/2034(d)	2,401,000	2,493,408
5.42%, 07/21/2034(d)	1,257,000	1,318,054
5.47%, 01/18/2035(d)	770,000	806,938
5.83%, 04/19/2035(d)	1,320,000	1,416,283
5.32%, 07/19/2035(d)	2,327,000	2,417,521
5.59%, 01/18/2036(d)	2,368,000	2,500,494
5.66%, 04/17/2036(d)	6,553,000	6,959,121
5.95%, 01/19/2038(d)	636,000	672,419
Series I, 4.36%, 10/22/2031(d)	7,120,000	7,129,228
4.89%, 10/22/2036(c)(d)	7,672,000	7,699,853
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	3,282,000	3,344,556
5.49%, 06/29/2035(c)	3,495,000	3,636,977
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Raymond James Financial, Inc.,
4.90%, 09/11/2035	$3,857,000	$3,843,678
3.75%, 04/01/2051	112,000	84,098
5.65%, 09/11/2055	2,662,000	2,638,363
		138,202,395
IT Consulting & Other Services–0.08%
International Business Machines Corp., 5.70%, 02/10/2055(c)	3,154,000	3,190,343
Leisure Facilities–0.01%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	585,000	593,951
Leisure Products–0.14%
Brunswick Corp., 5.85%, 03/18/2029(c)	570,000	588,682
Polaris, Inc., 5.60%, 03/01/2031	5,169,000	5,237,401
		5,826,083
Life & Health Insurance–3.36%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	3,548,000	3,578,661
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	2,573,000	2,689,489
4.95%, 03/30/2035(b)	4,518,000	4,594,398
5.40%, 09/30/2054(b)	2,618,000	2,564,840
American National Global Funding, 5.55%, 01/28/2030(b)	858,000	886,349
American National Group, Inc.,
5.00%, 06/15/2027	1,105,000	1,112,894
6.00%, 07/15/2035(c)	5,457,000	5,529,499
7.00%, 12/01/2055(d)	4,287,000	4,316,216
Athene Global Funding, 5.58%, 01/09/2029(b)	1,480,000	1,522,701
Athene Holding Ltd.,
6.25%, 04/01/2054	1,853,000	1,826,964
6.63%, 05/19/2055	3,454,000	3,585,602
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	5,522,000	5,766,682
Constellation Global Funding, 4.85%, 10/22/2030(b)	4,209,000	4,191,026
Corebridge Global Funding,
5.90%, 09/19/2028(b)	790,000	827,006
5.20%, 01/12/2029(b)	1,310,000	1,345,303
5.20%, 06/24/2029(b)(c)	1,302,000	1,341,313
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(d)(g)	3,522,000	3,688,809
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	12,766,000	12,608,503
FWD Group Holdings Ltd. (Hong Kong),
5.25%, 09/22/2030(b)	1,126,000	1,133,728
5.84%, 09/22/2035(b)	1,225,000	1,235,891
GA Global Funding Trust,
5.50%, 01/08/2029(b)	1,073,000	1,106,802
4.50%, 09/18/2030(b)	8,024,000	7,929,605
High Street Funding Trust III, 5.81%, 02/15/2055(b)	2,003,000	2,000,892
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)(c)	2,162,000	2,184,196
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Lincoln Financial Global Funding,
4.63%, 05/28/2028(b)	$1,970,000	$1,990,684
4.63%, 08/18/2030(b)	1,381,000	1,390,370
Lincoln National Corp., 5.35%, 11/15/2035(c)	5,361,000	5,383,210
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(j)	11,777,000	10,929,056
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	3,490,000	3,531,190
MetLife, Inc.,
4.60%, 05/13/2046	243,000	220,677
5.00%, 07/15/2052	631,000	586,291
5.25%, 01/15/2054(c)	3,142,000	3,039,256
Series G, 6.35%, 03/15/2055(d)	3,466,000	3,663,739
New York Life Global Funding, 4.55%, 01/28/2033(b)	1,631,000	1,634,317
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(d)	3,602,000	3,763,373
6.50%, 04/30/2055(b)(d)	2,839,000	3,050,474
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	1,331,000	1,349,491
Principal Financial Group, Inc., 5.50%, 03/15/2053	34,000	34,065
Protective Life Corp.,
4.70%, 01/15/2031(b)	2,735,000	2,747,416
5.35%, 12/15/2035(b)(c)	4,806,000	4,863,256
Prudential Financial, Inc., 5.20%, 03/14/2035(c)	4,820,000	4,971,728
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	5,945,000	6,026,838
		136,742,800
Managed Health Care–0.27%
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	35,000	26,336
UnitedHealth Group, Inc.,
4.25%, 01/15/2029	430,000	433,321
5.30%, 02/15/2030(c)	1,453,000	1,519,259
5.35%, 02/15/2033	2,164,000	2,269,458
4.50%, 04/15/2033	356,000	355,436
4.25%, 06/15/2048	214,000	178,634
5.05%, 04/15/2053	1,067,000	984,944
5.63%, 07/15/2054(c)	2,287,000	2,292,742
5.20%, 04/15/2063	1,460,000	1,341,715
5.75%, 07/15/2064	1,709,000	1,714,506
		11,116,351
Marine Transportation–0.07%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	1,266,000	1,355,103
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	586,000	596,940
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	38,000	37,524
6.75%, 02/01/2032(b)	45,000	45,701
6.25%, 09/15/2033(b)	36,000	35,597
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	125,000	128,621
Principal Amount		Value
Marine Transportation–(continued)
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	$688,000	$699,584
		2,899,070
Metal, Glass & Plastic Containers–0.35%
Ball Corp., 5.50%, 09/15/2033	6,384,000	6,508,711
Crown Americas LLC, 5.88%, 06/01/2033(b)	92,000	94,266
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	1,761,000	1,820,865
5.44%, 04/03/2034	3,073,000	3,195,950
5.78%, 04/03/2054(c)	2,387,000	2,422,038
		14,041,830
Movies & Entertainment–0.03%
Netflix, Inc., 5.40%, 08/15/2054	517,000	514,716
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	609,000	570,176
Walt Disney Co. (The),
3.50%, 05/13/2040	69,000	58,394
3.80%, 05/13/2060	136,000	102,184
		1,245,470
Multi-Family Residential REITs–0.19%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	459,000	473,216
5.30%, 12/07/2033(c)	1,696,000	1,779,099
Essex Portfolio L.P., 5.50%, 04/01/2034	960,000	1,002,215
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	1,392,000	1,386,205
Mid-America Apartments L.P., 5.30%, 02/15/2032(c)	2,270,000	2,380,160
UDR, Inc., 5.13%, 09/01/2034	723,000	740,047
		7,760,942
Multi-line Insurance–0.12%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	833,000	865,647
American International Group, Inc., 4.38%, 06/30/2050	245,000	207,046
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	522,000	545,953
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	3,097,000	3,219,257
		4,837,903
Multi-Utilities–1.65%
Ameren Illinois Co., 4.95%, 06/01/2033	966,000	995,505
Black Hills Corp., 6.15%, 05/15/2034	4,444,000	4,796,582
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(b)	6,144,000	6,302,208
6.70%, 05/15/2055(d)	548,000	562,961
5.95%, 04/01/2056(c)(d)	6,901,000	6,981,038
CMS Energy Corp., Conv., 3.13%, 05/01/2031(b)	4,730,000	4,797,403
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
Dominion Energy, Inc.,
5.38%, 11/15/2032	$1,878,000	$1,963,106
6.63%, 05/15/2055(d)	37,000	38,447
6.00%, 02/15/2056(c)(d)	6,137,000	6,212,130
6.20%, 02/15/2056(d)	6,282,000	6,349,288
DTE Electric Co.,
5.20%, 03/01/2034(c)	1,041,000	1,084,069
5.85%, 05/15/2055(c)	1,402,000	1,475,610
DTE Energy Co.,
4.95%, 07/01/2027	581,000	588,188
5.85%, 06/01/2034	1,874,000	2,007,478
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	1,360,000	1,407,219
5.63%, 04/10/2034(b)(c)	1,947,000	2,058,527
5.88%, 04/10/2054(b)(c)	2,163,000	2,227,054
NiSource, Inc.,
5.25%, 03/30/2028	408,000	418,677
5.35%, 04/01/2034	1,571,000	1,628,972
5.85%, 04/01/2055(c)	2,874,000	2,921,637
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	22,000	23,885
Sempra,
6.88%, 10/01/2054(d)	4,077,000	4,183,128
6.38%, 04/01/2056(c)(d)	4,001,000	4,078,199
WEC Energy Group, Inc.,
5.15%, 10/01/2027	564,000	574,849
4.75%, 01/15/2028	96,000	97,475
Conv., 3.38%, 06/01/2028(b)	3,419,000	3,526,860
		67,300,495
Office REITs–0.29%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	3,702,000	3,678,437
COPT Defense Properties L.P., 4.50%, 10/15/2030	838,000	834,983
Cousins Properties L.P.,
5.38%, 02/15/2032	629,000	646,186
5.88%, 10/01/2034	1,526,000	1,595,017
Piedmont Operating Partnership L.P., 6.88%, 07/15/2029(c)	1,344,000	1,428,882
Piedmont Operating Partnership, L.P., 5.63%, 01/15/2033	3,569,000	3,597,683
		11,781,188
Oil & Gas Drilling–0.03%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)(c)	559,000	577,269
Transocean International Ltd., 7.88%, 10/15/2032(b)	597,000	622,731
		1,200,000
Oil & Gas Equipment & Services–0.03%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	745,000	734,980
Tidewater, Inc., 9.13%, 07/15/2030(b)	545,000	583,121
		1,318,101
Oil & Gas Exploration & Production–0.67%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	576,000	602,301
Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
Caturus Energy LLC, 8.50%, 02/15/2030(b)	$553,000	$571,014
Comstock Resources, Inc., 6.75%, 03/01/2029(b)(c)	562,000	564,137
ConocoPhillips Co., 5.70%, 09/15/2063	974,000	970,066
Devon Energy Corp., 5.00%, 06/15/2045	4,329,000	3,795,133
Diamondback Energy, Inc.,
5.15%, 01/30/2030	1,750,000	1,801,660
6.25%, 03/15/2053	2,826,000	2,907,656
5.90%, 04/18/2064	1,001,000	967,222
EOG Resources, Inc.,
4.40%, 07/15/2028	785,000	794,783
5.35%, 01/15/2036	2,276,000	2,361,849
5.95%, 07/15/2055	3,363,000	3,502,251
Expand Energy Corp., 5.38%, 03/15/2030	464,000	470,586
Hilcorp Energy I L.P./Hilcorp Finance Co.,
8.38%, 11/01/2033(b)	551,000	565,303
6.88%, 05/15/2034(b)	59,000	55,329
7.25%, 02/15/2035(b)(c)	101,000	96,158
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	213,715	219,769
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	3,474,957
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	2,815,000	2,936,743
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	491,000	512,875
		27,169,792
Oil & Gas Refining & Marketing–0.29%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	1,880,000	1,964,192
Raizen Fuels Finance S.A. (Brazil),
6.70%, 02/25/2037(b)	1,085,000	931,066
6.95%, 03/05/2054(b)(c)	1,840,000	1,465,836
Sunoco L.P.,
5.63%, 03/15/2031(b)	119,000	119,751
6.25%, 07/01/2033(b)	444,000	456,349
5.88%, 03/15/2034(b)	3,654,000	3,680,024
7.88%(b)(d)(g)	2,925,000	2,978,352
		11,595,570
Oil & Gas Storage & Transportation–4.40%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	604,000	626,508
5.75%, 10/15/2033(b)	6,608,000	6,645,097
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	1,060,000	1,126,891
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	319,000	322,194
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	2,733,000	2,641,960
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,927,000	1,902,217
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	427,000	514,234
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
5.70%, 03/08/2033(c)	$1,255,000	$1,329,637
7.63%, 01/15/2083(d)	1,461,000	1,599,452
Series NC5, 8.25%, 01/15/2084(c)(d)	1,858,000	1,986,949
Energy Transfer L.P.,
5.55%, 02/15/2028	192,000	197,631
6.10%, 12/01/2028	539,000	567,034
6.40%, 12/01/2030	322,000	349,856
7.38%, 02/01/2031(b)	515,000	535,961
5.55%, 05/15/2034	1,871,000	1,934,266
4.90%, 03/15/2035	3,267,000	3,212,716
5.00%, 05/15/2050	2,615,000	2,225,797
5.95%, 05/15/2054	3,369,000	3,252,090
8.00%, 05/15/2054(d)	1,029,000	1,098,066
6.05%, 09/01/2054	3,471,000	3,396,802
7.13%, 10/01/2054(d)	8,992,000	9,156,500
6.50%, 02/15/2056(d)	14,094,000	13,912,583
6.75%, 02/15/2056(d)	6,589,000	6,561,017
Enterprise Products Operating LLC,
4.60%, 01/15/2031	3,334,000	3,383,555
5.20%, 01/15/2036	3,373,000	3,462,238
4.25%, 02/15/2048	420,000	352,425
4.20%, 01/31/2050	842,000	691,858
Series D, 6.88%, 03/01/2033	748,000	854,906
7.10% (3 mo. Term SOFR + 3.25%), 08/16/2077(c)(e)	2,109,000	2,108,340
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	552,000	588,508
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	4,367,000	4,575,045
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	11,000	11,629
7.88%, 05/15/2032(c)	430,000	443,909
8.00%, 05/15/2033	392,000	404,721
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	595,000	604,790
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	4,980,000	5,197,449
6.13%, 02/23/2038(b)	1,166,000	1,245,325
6.51%, 02/23/2042(b)	2,700,000	2,950,986
6.10%, 08/23/2042(b)	6,175,000	6,441,892
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	3,987,000	4,110,844
Kinder Morgan, Inc.,
5.15%, 06/01/2030(c)	1,770,000	1,834,625
7.80%, 08/01/2031	3,747,000	4,364,378
7.75%, 01/15/2032(c)	2,980,000	3,474,479
5.20%, 06/01/2033	1,566,000	1,617,395
5.85%, 06/01/2035(c)	2,334,000	2,477,327
Kodiak Gas Services LLC, 6.50%, 10/01/2033(b)	990,000	1,010,542
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P.,
4.80%, 02/15/2029	$350,000	$355,867
4.80%, 02/15/2031	3,696,000	3,744,123
5.40%, 09/15/2035	5,448,000	5,515,323
4.70%, 04/15/2048	914,000	768,319
5.50%, 02/15/2049	1,470,000	1,365,562
4.95%, 03/14/2052	2,169,000	1,851,534
5.65%, 03/01/2053	422,000	396,353
6.20%, 09/15/2055	3,592,000	3,635,747
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	65,000	67,440
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	4,260,000	5,002,046
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	460,000	313,251
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	548,000	558,605
ONEOK Partners L.P., 6.85%, 10/15/2037	1,379,000	1,538,019
ONEOK, Inc., 6.63%, 09/01/2053	3,005,000	3,179,150
Plains All American Pipeline L.P., Series B, 8.22% (3 mo. Term SOFR + 4.37%)(e)(g)	168,000	168,816
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	548,000	567,407
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(c)(d)	1,192,000	1,268,452
7.63%, 03/01/2055(d)	2,057,000	2,141,773
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029	379,000	384,846
5.58%, 10/01/2034	1,550,000	1,569,677
6.18%, 10/01/2054	2,047,000	1,994,050
Southern Co. Gas Capital Corp.,
5.75%, 09/15/2033(c)	1,203,000	1,283,892
Series B, 5.10%, 09/15/2035	3,906,000	3,959,171
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	548,000	569,167
Targa Resources Corp.,
5.20%, 07/01/2027	11,000	11,179
5.50%, 02/15/2035	14,000	14,359
6.25%, 07/01/2052	19,000	19,481
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)(c)	49,000	51,709
9.88%, 02/01/2032(b)(c)	858,000	893,828
9.00%(b)(c)(d)(g)	314,000	267,520
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)	24,000	26,168
6.50%, 01/15/2034(b)	60,000	62,097
7.75%, 05/01/2035(b)	43,000	47,936
6.75%, 01/15/2036(b)	774,000	811,773
Western Midstream Operating L.P.,
6.15%, 04/01/2033(c)	1,104,000	1,173,111
5.45%, 11/15/2034	2,499,000	2,521,087
5.30%, 03/01/2048	5,748,000	4,999,813
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Williams Cos., Inc. (The),
5.30%, 08/15/2028	$619,000	$637,975
4.80%, 11/15/2029	807,000	823,296
4.65%, 08/15/2032	572,000	575,843
5.65%, 03/15/2033(c)	1,436,000	1,519,628
5.80%, 11/15/2054	2,364,000	2,385,046
6.00%, 03/15/2055	2,575,000	2,667,791
		179,010,854
Other Specialized REITs–0.04%
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	500,000	513,992
4.50%, 02/15/2031(b)	583,000	558,500
6.25%, 01/15/2033(b)(c)	579,000	592,495
		1,664,987
Other Specialty Retail–0.07%
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	600,000	606,095
SGUS LLC, 11.00%, 12/15/2029(b)	145,690	118,789
Tractor Supply Co., 5.25%, 05/15/2033(c)	573,000	597,215
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	1,427,000	1,449,543
		2,771,642
Packaged Foods & Meats–0.81%
Campbell’s Co. (The),
5.20%, 03/21/2029	601,000	618,782
4.75%, 03/23/2035(c)	1,706,000	1,671,747
3.13%, 04/24/2050	4,832,000	3,252,406
5.25%, 10/13/2054	1,428,000	1,335,301
General Mills, Inc.,
5.50%, 10/17/2028	856,000	888,979
3.00%, 02/01/2051(c)	4,736,000	3,144,830
Hormel Foods Corp., 3.05%, 06/03/2051	4,736,000	3,203,353
J.M. Smucker Co. (The), 6.20%, 11/15/2033(c)	863,000	940,809
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	620,000	594,031
Mars, Inc.,
4.80%, 03/01/2030(b)	1,213,000	1,243,046
5.00%, 03/01/2032(b)	1,111,000	1,148,775
5.20%, 03/01/2035(b)	4,017,000	4,157,547
5.65%, 05/01/2045(b)	1,541,000	1,577,714
5.70%, 05/01/2055(b)	3,499,000	3,569,218
5.80%, 05/01/2065(b)	2,397,000	2,463,311
McCormick & Co., Inc., 4.70%, 10/15/2034	1,904,000	1,891,919
Minerva (Luxembourg) S.A. (Brazil), 8.88%, 09/13/2033(b)	1,266,000	1,386,709
Post Holdings, Inc., 6.25%, 10/15/2034(b)	28,000	28,508
		33,116,985
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	78,000	74,515
Principal Amount		Value
Passenger Airlines–0.76%
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	$701,036	$677,878
Series 2021-1, Class B, 3.95%, 07/11/2030	877,460	848,281
Series 2021-1, Class A, 2.88%, 07/11/2034	1,221,774	1,122,451
Series B, 5.65%, 11/11/2034	1,754,000	1,784,621
4.90%, 05/11/2038	4,228,000	4,243,316
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	1,942,000	1,966,333
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	809,000	811,953
5.31%, 10/20/2031(b)	1,187,000	1,191,124
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	863,923	799,199
CHC Group LLC, 11.75%, 09/01/2030(b)	276,000	264,843
Delta Air Lines, Inc.,
4.95%, 07/10/2028	3,881,000	3,941,194
5.25%, 07/10/2030	1,635,000	1,679,278
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	3,343,414	3,364,488
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	503,555	502,837
Series 2020-1, Class A, 5.88%, 10/15/2027	563,477	576,263
Series 2018-1, Class AA, 3.50%, 03/01/2030	690,933	669,087
Series 2019-1, Class A, 4.55%, 08/25/2031	853,732	832,597
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,244,809	1,231,275
Series 24-A, 5.88%, 02/15/2037	2,217,802	2,290,025
Series AA, 5.45%, 02/15/2037	2,099,044	2,182,752
		30,979,795
Passenger Ground Transportation–0.09%
Uber Technologies, Inc.,
4.80%, 09/15/2035(c)	1,296,000	1,296,222
5.35%, 09/15/2054(c)	2,653,000	2,569,882
		3,866,104
Personal Care Products–0.01%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	555,000	572,583
Pharmaceuticals–2.06%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	400,000	413,876
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)(c)	645,000	682,105
AstraZeneca Finance LLC (United Kingdom),
4.90%, 02/26/2031	32,000	33,239
5.00%, 02/26/2034	27,000	28,156
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	167,000	174,716
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.,
5.90%, 11/15/2033	$10,000	$11,042
5.55%, 02/22/2054	203,000	205,239
Eli Lilly and Co.,
5.00%, 02/09/2054	1,393,000	1,332,177
5.05%, 08/14/2054	3,711,000	3,559,727
5.55%, 10/15/2055	2,073,000	2,141,569
5.10%, 02/09/2064	2,371,000	2,250,682
5.20%, 08/14/2064	929,000	900,402
5.65%, 10/15/2065	2,032,000	2,104,644
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	2,424,000	2,428,166
4.38%, 10/15/2030(b)	13,901,000	13,971,705
4.63%, 10/15/2032(b)	1,665,000	1,679,728
5.00%, 10/15/2035(b)	3,133,000	3,166,474
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	511,000	532,220
Merck & Co., Inc.,
5.00%, 05/17/2053(c)	1,111,000	1,052,245
5.15%, 05/17/2063	626,000	592,132
Novartis Capital Corp.,
4.20%, 09/18/2034	33,000	32,520
4.70%, 09/18/2054	3,795,000	3,470,420
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 05/19/2033	37,000	37,735
5.34%, 05/19/2063	178,000	169,050
Pfizer, Inc.,
4.20%, 11/15/2030(c)	4,531,000	4,553,682
4.50%, 11/15/2032	5,087,000	5,124,091
4.88%, 11/15/2035	4,653,000	4,710,448
5.60%, 11/15/2055	6,471,000	6,554,043
5.70%, 11/15/2065	7,020,000	7,066,414
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	6,698,000	6,875,085
5.90%, 07/07/2055(c)	5,557,000	5,780,198
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032	1,917,000	2,014,075
		83,648,005
Property & Casualty Insurance–0.40%
American International Group, Inc., 4.85%, 05/07/2030	758,000	776,855
Arch Capital Finance LLC, 5.03%, 12/15/2046	238,000	226,664
CNA Financial Corp., 5.20%, 08/15/2035	5,933,000	5,997,282
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	4,125,000	4,189,341
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	1,641,000	1,675,073
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	796,000	814,898
5.45%, 05/25/2053	981,000	985,921
5.70%, 07/24/2055	1,485,000	1,545,177
		16,211,211
Rail Transportation–0.27%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	2,634,000	2,541,100
Principal Amount		Value
Rail Transportation–(continued)
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035(c)	$5,795,000	$6,008,512
CSX Corp.,
6.15%, 05/01/2037	82,000	91,229
4.75%, 11/15/2048	180,000	164,391
Norfolk Southern Corp.,
5.05%, 08/01/2030	30,000	31,185
5.55%, 03/15/2034	19,000	20,197
5.35%, 08/01/2054	40,000	39,035
5.95%, 03/15/2064	172,000	181,063
TTX Co., 5.05%, 11/15/2034(b)	1,719,000	1,773,840
Union Pacific Corp., 5.15%, 01/20/2063	51,000	48,134
		10,898,686
Real Estate Development–0.19%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	524,000	562,257
Essential Properties L.P., 5.40%, 12/01/2035	1,768,000	1,777,195
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	497,000	527,935
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)(c)	1,877,000	1,869,186
4.75%, 01/15/2036(b)(c)	3,232,000	3,180,366
		7,916,939
Regional Banks–0.54%
Citizens Financial Group, Inc., 5.64%, 05/21/2037(c)(d)	1,504,000	1,533,162
Regions Financial Corp., 5.72%, 06/06/2030(d)	1,150,000	1,198,440
Synovus Financial Corp., 6.17%, 11/01/2030(d)	672,000	697,672
Truist Financial Corp.,
5.87%, 06/08/2034(d)	36,000	38,408
4.96%, 10/23/2036(d)	13,087,000	13,025,638
Zions Bancorp. N.A.,
4.70%, 08/18/2028(d)	4,136,000	4,133,131
6.82%, 11/19/2035(d)	1,257,000	1,341,010
		21,967,461
Reinsurance–0.52%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	797,000	830,229
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	1,663,000	1,636,664
6.75%, 03/15/2054(b)	3,412,000	3,499,386
7.95%, 10/15/2054(b)(d)	2,335,000	2,419,672
7.25%, 03/01/2056(b)(d)	4,525,000	4,515,793
RGA Global Funding, 5.00%, 08/25/2032(b)	8,268,000	8,329,315
		21,231,059
Renewable Electricity–0.14%
Idaho Power Co., 5.20%, 08/15/2034	509,000	528,321
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Renewable Electricity–(continued)
Southern Power Co.,
Series A, 4.25%, 10/01/2030	$2,332,000	$2,329,179
Series B, 4.90%, 10/01/2035	2,817,000	2,801,200
		5,658,700
Research & Consulting Services–0.14%
CACI International, Inc., 6.38%, 06/15/2033(b)	10,000	10,438
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)(c)	943,000	892,035
Verisk Analytics, Inc.,
4.50%, 08/15/2030	1,078,000	1,087,222
5.13%, 02/15/2036(c)	3,843,000	3,900,256
		5,889,951
Restaurants–0.49%
1011778 BC ULC/New Red Finance, Inc. (Canada),
5.63%, 09/15/2029(b)	924,000	942,726
4.00%, 10/15/2030(b)	922,000	879,433
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	4,066,000	4,319,515
McDonald’s Corp.,
4.40%, 02/12/2031(c)	8,936,000	9,020,912
4.95%, 03/03/2035	40,000	40,902
5.00%, 02/13/2036	99,000	100,611
5.15%, 09/09/2052	311,000	294,825
5.45%, 08/14/2053(c)	4,327,000	4,293,452
		19,892,376
Retail REITs–0.70%
Agree L.P., 5.63%, 06/15/2034	1,003,000	1,055,843
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	1,334,000	1,338,913
5.75%, 02/15/2035	731,000	770,743
Kimco Realty OP LLC,
2.70%, 10/01/2030	191,000	178,523
4.85%, 03/01/2035(c)	1,568,000	1,571,244
5.30%, 02/01/2036	5,555,000	5,733,211
Kite Realty Group L.P.,
4.95%, 12/15/2031	865,000	880,428
5.50%, 03/01/2034	501,000	521,510
Kite Realty Group Trust, 4.75%, 09/15/2030	427,000	432,036
NNN REIT, Inc.,
5.60%, 10/15/2033	707,000	745,210
5.50%, 06/15/2034	919,000	960,263
Realty Income Corp.,
4.85%, 03/15/2030	205,000	210,960
5.63%, 10/13/2032	845,000	902,288
4.50%, 02/01/2033	4,212,000	4,192,900
5.13%, 04/15/2035	765,000	783,323
5.38%, 09/01/2054(c)	725,000	712,791
Regency Centers L.P.,
5.00%, 07/15/2032	1,332,000	1,372,474
5.25%, 01/15/2034	1,003,000	1,039,946
5.10%, 01/15/2035(c)	764,000	780,856
Simon Property Group L.P., 4.75%, 09/26/2034	4,139,000	4,146,626
		28,330,088
Principal Amount		Value
Security & Alarm Services–0.03%
Brink’s Co. (The),
6.50%, 06/15/2029(b)	$540,000	$558,456
6.75%, 06/15/2032(b)(c)	588,000	613,704
		1,172,160
Self-Storage REITs–0.81%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	1,792,000	1,823,584
5.41%, 09/12/2034(c)	1,957,000	1,932,571
Extra Space Storage L.P.,
5.70%, 04/01/2028	443,000	458,234
2.55%, 06/01/2031	215,000	195,648
4.95%, 01/15/2033	1,834,000	1,857,094
5.40%, 02/01/2034	1,797,000	1,854,705
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	573,000	583,888
Prologis L.P.,
4.63%, 01/15/2033(c)	1,891,000	1,918,792
4.75%, 06/15/2033	2,060,000	2,096,320
5.13%, 01/15/2034(c)	1,039,000	1,073,952
5.00%, 03/15/2034	3,814,000	3,910,171
5.00%, 01/31/2035	2,458,000	2,505,265
5.25%, 05/15/2035(c)	2,793,000	2,900,689
5.25%, 06/15/2053(c)	3,540,000	3,422,435
5.25%, 03/15/2054	4,442,000	4,299,562
Public Storage Operating Co., 5.35%, 08/01/2053	2,097,000	2,063,751
		32,896,661
Semiconductors–2.62%
AP Grange Holdings LLC, 6.50%, 03/20/2045(b)(j)	20,342,000	22,894,234
Broadcom, Inc.,
5.05%, 07/12/2029	1,274,000	1,316,813
5.15%, 11/15/2031	1,505,000	1,570,809
5.20%, 07/15/2035	3,353,000	3,492,884
4.80%, 02/15/2036	5,067,000	5,080,905
4.90%, 02/15/2038	4,012,000	4,006,292
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	3,546,000	3,730,732
5.50%, 01/25/2031(b)	3,727,000	3,878,327
6.15%, 01/25/2032(b)	6,641,000	7,102,112
5.90%, 01/25/2033(b)	3,054,000	3,228,201
5.88%, 01/25/2034(b)	6,929,000	7,190,015
6.25%, 01/25/2035(b)	5,388,000	5,774,958
6.10%, 01/25/2036(b)	4,094,000	4,353,859
6.20%, 01/25/2037(b)	4,517,000	4,821,337
6.40%, 01/25/2038(b)	3,500,000	3,788,907
6.30%, 01/25/2039(b)	2,470,000	2,655,766
Kioxia Holdings Corp. (Japan),
6.25%, 07/24/2030(b)	795,000	818,791
6.63%, 07/24/2033(b)	631,000	656,870
Micron Technology, Inc.,
5.30%, 01/15/2031	889,000	921,894
5.65%, 11/01/2032	1,331,000	1,401,490
6.05%, 11/01/2035	4,038,000	4,335,586
SK hynix, Inc. (South Korea), 4.38%, 09/11/2030(b)	13,528,000	13,532,165
		106,552,947
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Single-Family Residential REITs–0.10%
American Homes 4 Rent L.P., 5.50%, 07/15/2034(c)	$3,944,000	$4,108,367
Soft Drinks & Non-alcoholic Beverages–0.59%
Coca-Cola Co. (The),
5.30%, 05/13/2054	7,016,000	7,019,937
5.40%, 05/13/2064	6,040,000	6,038,783
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	6,659,000	6,755,888
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	1,555,000	1,560,225
PepsiCo, Inc., 4.30%, 07/23/2030	2,624,000	2,659,594
		24,034,427
Sovereign Debt–2.24%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	2,181,000	2,374,062
Barbados Government International Bond (Barbados), 8.00%, 06/26/2035(b)	2,297,000	2,415,732
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	1,763,000	1,958,032
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt),
6.38%, 04/07/2029(b)	3,154,000	3,191,876
7.95%, 10/07/2032(b)	1,355,000	1,405,474
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	1,870,000	1,944,800
6.25%, 08/15/2036(b)	4,490,000	4,687,919
6.55%, 02/06/2037(b)	2,180,000	2,326,060
6.88%, 08/15/2055(b)	3,762,000	4,014,995
Kuwait International Government Bond (Kuwait),
4.14%, 10/09/2030(b)(c)	3,682,000	3,687,223
4.65%, 10/09/2035(b)	3,732,000	3,745,035
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	8,038,000	7,970,802
5.38%, 03/22/2033	1,425,000	1,425,573
Series 10, 5.63%, 09/22/2035	6,972,000	6,909,392
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	1,754,000	1,803,989
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	2,522,000	2,627,341
5.88%, 01/30/2029(b)	1,992,000	2,053,951
5.75%, 09/16/2030(b)	7,304,000	7,500,880
7.13%, 01/17/2033(b)	1,620,000	1,757,219
5.75%, 03/24/2035(b)	3,622,000	3,562,439
6.63%, 05/16/2036(b)	7,702,000	7,962,624
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	5,735,000	5,807,949
Turkiye Government International Bond (Turkey), 6.95%, 09/16/2035	9,620,000	9,867,779
		91,001,146
Principal Amount		Value
Specialized Consumer Services–0.40%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	$1,852,000	$1,919,939
Carriage Services, Inc., 4.25%, 05/15/2029(b)(c)	912,000	874,358
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)(c)	4,586,000	4,681,930
5.63%, 04/28/2035(b)	8,412,000	8,753,622
		16,229,849
Specialized Finance–0.13%
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/2056(d)	4,696,000	4,788,239
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	21,000	22,247
8.25%, 05/15/2030(b)	69,000	72,244
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	546,000	573,569
		5,456,299
Specialty Chemicals–0.55%
Celanese US Holdings LLC, 7.20%, 11/15/2033(c)	545,000	569,589
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	2,667,000	2,783,788
6.70%, 03/01/2036(b)	3,187,000	3,404,939
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	4,982,000	5,014,367
4.50%, 08/15/2030	3,823,000	3,863,084
5.15%, 08/15/2035(c)	4,908,000	5,032,124
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	1,034,000	1,107,685
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(b)(c)	764,000	768,769
		22,544,345
Steel–0.42%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	1,141,000	1,188,580
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	254,000	261,547
7.00%, 03/15/2032(b)(c)	371,000	380,756
7.38%, 05/01/2033(b)	33,000	34,068
7.63%, 01/15/2034(b)	7,608,000	7,900,870
Nucor Corp., 2.98%, 12/15/2055	4,736,000	2,998,475
POSCO Holdings, Inc. (South Korea),
5.13%, 05/07/2030(b)	2,459,000	2,523,970
5.75%, 05/07/2035(b)	1,599,000	1,692,346
		16,980,612
Systems Software–0.89%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	200,000	191,866
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Systems Software–(continued)
Oracle Corp.,
4.45%, 09/26/2030(c)	$3,448,000	$3,398,919
6.25%, 11/09/2032	3,060,000	3,248,313
4.90%, 02/06/2033	1,398,000	1,367,465
4.70%, 09/27/2034	3,272,000	3,101,207
5.20%, 09/26/2035(c)	2,505,000	2,455,975
5.88%, 09/26/2045	4,058,000	3,828,723
4.00%, 11/15/2047	166,000	120,779
6.90%, 11/09/2052	2,095,000	2,177,544
5.55%, 02/06/2053	166,000	145,483
5.38%, 09/27/2054	4,981,000	4,258,264
6.00%, 08/03/2055	2,579,000	2,398,029
5.95%, 09/26/2055(c)	2,825,000	2,649,255
5.50%, 09/27/2064	3,341,000	2,815,274
6.13%, 08/03/2065(c)	4,187,000	3,909,351
6.10%, 09/26/2065	143,000	133,287
		36,199,734
Technology Hardware, Storage & Peripherals–0.21%
Apple, Inc.,
3.95%, 08/08/2052	149,000	120,977
4.10%, 08/08/2062	2,169,000	1,757,361
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	2,468,000	2,456,743
5.60%, 10/15/2054	4,610,000	4,318,473
		8,653,554
Telecom Tower REITs–0.00%
American Tower Corp., 3.10%, 06/15/2050	113,000	75,972
Tobacco–1.09%
Altria Group, Inc., 3.70%, 02/04/2051(c)	499,000	359,522
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	1,835,000	1,950,986
4.63%, 03/22/2033(c)	2,383,000	2,379,728
6.00%, 02/20/2034(c)	2,559,000	2,755,406
7.08%, 08/02/2043	187,000	211,930
7.08%, 08/02/2053	4,978,000	5,699,601
Philip Morris International, Inc.,
5.13%, 11/17/2027	22,000	22,468
4.88%, 02/13/2029	32,000	32,756
4.63%, 11/01/2029	1,009,000	1,027,962
4.38%, 04/30/2030	3,205,000	3,228,159
4.00%, 10/29/2030(c)	2,817,000	2,792,292
5.13%, 02/13/2031	641,000	666,512
4.75%, 11/01/2031	922,000	942,988
5.75%, 11/17/2032	2,081,000	2,236,478
5.38%, 02/15/2033	4,991,000	5,232,953
5.63%, 09/07/2033(c)	3,478,000	3,709,274
5.25%, 02/13/2034(c)	1,702,000	1,767,932
4.90%, 11/01/2034(c)	4,720,000	4,788,584
4.88%, 04/30/2035	3,320,000	3,352,584
4.63%, 10/29/2035(c)	1,238,000	1,219,267
		44,377,382
Trading Companies & Distributors–0.44%
Air Lease Corp., Series B, 4.65%(d)(g)	2,738,000	2,713,421
Aircastle Ltd., 5.25%(b)(d)(g)	1,154,000	1,149,624
Principal Amount		Value
Trading Companies & Distributors–(continued)
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	$3,147,000	$3,145,967
5.00%, 10/03/2034(c)	1,477,000	1,501,048
GATX Corp.,
5.50%, 06/15/2035	39,000	40,330
3.10%, 06/01/2051	4,832,000	3,150,790
6.05%, 06/05/2054	54,000	55,471
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)(c)	2,477,000	2,553,895
5.13%, 07/17/2034(b)(c)	3,344,000	3,469,557
		17,780,103
Transaction & Payment Processing Services–0.08%
Block, Inc.,
5.63%, 08/15/2030(b)	700,000	713,768
6.00%, 08/15/2033(b)	838,000	861,897
Fiserv, Inc.,
5.38%, 08/21/2028	29,000	29,743
4.55%, 02/15/2031	17,000	16,879
5.63%, 08/21/2033	31,000	32,062
5.45%, 03/15/2034	61,000	62,092
Mastercard, Inc., 4.85%, 03/09/2033	1,035,000	1,071,308
PayPal Holdings, Inc.,
5.05%, 06/01/2052	200,000	186,207
5.25%, 06/01/2062(c)	350,000	329,792
		3,303,748
Water Utilities–0.04%
American Water Capital Corp., 5.70%, 09/01/2055	1,749,000	1,782,804
Wireless Telecommunication Services–0.47%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	1,699,000	1,715,764
T-Mobile USA, Inc.,
4.95%, 11/15/2035	4,242,000	4,266,371
4.50%, 04/15/2050	926,000	780,128
5.65%, 01/15/2053	2,348,000	2,331,089
6.00%, 06/15/2054	951,000	988,929
5.50%, 01/15/2055	45,000	43,543
5.88%, 11/15/2055(c)	2,288,000	2,333,307
5.70%, 01/15/2056(c)	5,284,000	5,267,202
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	446,000	429,984
4.13%, 06/04/2081(d)	1,095,000	1,030,649
		19,186,966
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,580,495,329)		3,655,472,781

Asset-Backed Securities–3.20%
Centersquare Issuer LLC,
Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	6,160,000	5,981,015
Series 2025-4A, Class A2, 5.20%, 08/25/2055(j)	7,750,000	7,399,466
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	2,412,992	2,458,446
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value

DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	$3,030,000	$3,056,446
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	2,330,000	2,355,092
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	6,530,000	6,581,434
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	5,550,000	5,612,421
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,632,743	1,661,269
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(j)	5,941,000	5,935,653
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(b)	5,286,750	5,413,814
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	2,526,620	2,524,691
Metronet Infrastructure Issuer LLC, 6.01%, 07/20/2055(j)	4,750,000	4,807,098
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	11,268,757	11,733,686
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,129,723	10,005,072
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,443,750	2,279,379
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,405,417	2,105,548
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	4,689,630	4,869,152
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	5,146,020	5,209,213
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	5,103,450	5,224,217
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	5,291,550	5,293,863
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	4,880,700	4,871,748
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	5,009,400	4,993,266
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	4,150,000	4,166,665
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	2,410,000	2,423,525
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,196,264	4,124,219
Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	3,051,375	3,117,160
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	5,671,000	5,825,068
Total Asset-Backed Securities (Cost $128,971,412)		130,028,626
Principal Amount		Value
U.S. Treasury Securities–2.68%
U.S. Treasury Bills–0.55%
3.58% - 4.12%, 05/14/2026(k)(l)	$22,745,000	$22,366,915
U.S. Treasury Bonds–0.61%
4.63%, 11/15/2045	2,723,800	2,722,098
4.75%, 08/15/2055	21,863,200	22,143,322
		24,865,420
U.S. Treasury Notes–1.52%
3.50%, 10/31/2027	4,669,700	4,668,788
3.88%, 07/15/2028	1,000	1,010
3.50%, 11/15/2028	6,607,000	6,608,807
3.63%, 10/31/2030	15,078,600	15,093,914
3.75%, 10/31/2032	3,284,400	3,277,215
4.00%, 11/15/2035	32,075,000	32,027,388
		61,677,122
Total U.S. Treasury Securities (Cost $108,820,172)		108,909,457
Variable Rate Senior Loan Interests–1.39%(m)(n)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.50% (1 mo. SOFR + 2.50%), 08/30/2032	2,014,133	2,020,598
Automobile Manufacturers–0.03%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 6.67% (1 mo. Term SOFR + 2.75%), 01/15/2032	975,500	980,378
Health Care Facilities–0.04%
Select Medical Corp., Term Loan B, 5.92% (1 mo. Term SOFR + 2.00%), 11/30/2031	1,643,937	1,633,663
Passenger Airlines–0.11%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.13% (3 mo. SOFR + 3.25%), 05/07/2032	4,584,264	4,606,039
Restaurants–0.79%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.92% (1 mo. SOFR + 2.00%), 09/10/2031	10,368,692	10,388,133
Term Loan, —%, 10/25/2032(o)	21,620,000	21,651,565
		32,039,698
Wireless Telecommunication Services–0.37%
X Corp., Term Loan B, 9.50%, 10/27/2029	15,171,000	15,058,810
Total Variable Rate Senior Loan Interests (Cost $56,336,826)		56,339,186
Shares
Preferred Stocks–1.13%
Aerospace & Defense–0.08%
Boeing Co. (The), 6.00%, Conv. Pfd.	52,000	3,287,440
Diversified Banks–0.43%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,224	17,353,422
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Shares		Value
Diversified Financial Services–0.19%
Apollo Global Management, Inc., 7.63%, Pfd.(d)		287,800	$7,615,188
Electric Utilities–0.02%
Southern Co. (The), 7.13%, Series A, Conv. Pfd.		15,000	766,200
Investment Banking & Brokerage–0.25%
Morgan Stanley, 7.13%, Series E, Pfd.		256,997	6,566,273
Morgan Stanley, 6.88%, Series F, Pfd.		150,000	3,793,500
			10,359,773
Regional Banks–0.16%
M&T Bank Corp., 7.50%, Series J, Pfd.		251,487	6,699,614
Total Preferred Stocks (Cost $45,205,139)			46,081,637

Exchange-Traded Funds–0.47%
Invesco Core Fixed Income ETF(p)		12,000	306,904
Invesco High Yield Bond Factor ETF(p)		125,200	2,834,190
Invesco High Yield Select ETF(p)		9,000	231,981
Invesco Short Duration Total Return Bond ETF(p)(q)		443,300	11,131,263
Invesco Total Return Bond ETF(c)(p)		100,000	4,765,000
Total Exchange-Traded Funds (Cost $20,325,015)			19,269,338
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.17%(r)
Cable & Satellite–0.01%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032 (Acquired 05/21/2025-05/28/2025; Cost $567,801)(b)(s)	EUR	500,000	587,942
Commercial & Residential Mortgage Finance–0.01%
ION Platform Finance S.a.r.l. (Luxembourg),
6.50%, 09/30/2030(b)	EUR	150,000	169,643
6.88%, 09/30/2032(b)	EUR	125,000	140,346
			309,989
Drug Retail–0.06%
Boots Group Finco L.P. (United Kingdom),
5.38%, 08/31/2032(b)	EUR	750,000	896,154
7.38%, 08/31/2032(b)	GBP	1,075,000	1,465,044
			2,361,198
Health Care Supplies–0.01%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc., 5.87% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(e)	EUR	500,000	589,686
	Principal Amount		Value
Movies & Entertainment–0.08%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	$3,135,733
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,687,369)			6,984,548

Municipal Obligations–0.00%
Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 6.38%, 05/15/2037(b)		$360,000	4
Series 2017, Ref. RB, 9.00%, 05/15/2037(b)		350,000	35,000
Total Municipal Obligations (Cost $396,999)			35,004
	Shares
Money Market Funds–0.53%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(p)(t)		7,585,296	7,585,296
Invesco Treasury Portfolio, Institutional Class, 3.85%(p)(t)		14,086,979	14,086,979
Total Money Market Funds (Cost $21,672,275)			21,672,275

Options Purchased–0.03%
(Cost $2,156,980)(u)			1,402,950
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.49% (Cost $3,971,067,516)			4,046,195,802
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–12.93%
Invesco Private Government Fund, 4.00%(p)(t)(v)		146,025,489	146,025,489
Invesco Private Prime Fund, 4.12%(p)(t)(v)		379,706,739	379,820,651
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $525,848,950)			525,846,140
TOTAL INVESTMENTS IN SECURITIES–112.42% (Cost $4,496,916,466)			4,572,041,942
OTHER ASSETS LESS LIABILITIES—(12.42)%			(505,288,486)
NET ASSETS–100.00%			$4,066,753,456
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $1,372,307,332, which represented 33.74% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Perpetual bond with no specified maturity date.
(h)	Zero coupon bond issued at a discount.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $1,506,328, which represented less than 1% of the Fund’s Net Assets.

(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(l)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(m)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(n)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(o)	This variable rate interest will settle after November 30, 2025, at which time the interest rate will be determined.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Core Fixed Income ETF	$-	$306,825	$-	$79	$-	$306,904	$1,318
Invesco High Yield Bond Factor ETF	341,423	2,489,955	-	2,812	-	2,834,190	92,660
Invesco High Yield Select ETF	255,199	-	(25,349)	1,697	434	231,981	10,714
Invesco Short Duration Total Return Bond ETF	299,952	10,834,277	-	(2,966)	-	11,131,263	73,822
Invesco Total Return Bond ETF	4,729,000	-	-	36,000	-	4,765,000	169,344
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	405,705,348	(398,120,052)	-	-	7,585,296	298,623
Invesco Treasury Portfolio, Institutional Class	-	753,452,790	(739,365,811)	-	-	14,086,979	548,345
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	160,109,774	561,249,708	(575,333,993)	-	-	146,025,489	4,517,965*
Invesco Private Prime Fund	423,682,964	1,313,108,462	(1,356,971,784)	(2,810)	3,819	379,820,651	12,249,676*
Total	$589,418,312	$3,047,147,365	$(3,069,816,989)	$34,812	$4,253	$566,787,753	$17,962,467

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	Formerly known as Invesco Short Duration Bond ETF.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

(r)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(s)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.
(t)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	02/20/2026	94	USD	6,975.00	USD	65,565,000	$1,402,950

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	3,611	March-2026	$754,191,207	$635,297	$635,297
U.S. Treasury 5 Year Notes	281	March-2026	30,844,141	(4,299)	(4,299)
U.S. Treasury Long Bonds	611	March-2026	71,754,312	600,374	600,374
U.S. Treasury Ultra Bonds	233	March-2026	28,178,438	303,992	303,992
Subtotal—Long Futures Contracts				1,535,364	1,535,364
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,741	March-2026	(197,331,469)	(1,237,741)	(1,237,741)
U.S. Treasury 10 Year Ultra Notes	1,077	March-2026	(125,150,766)	(1,118,966)	(1,118,966)
Subtotal—Short Futures Contracts				(2,356,707)	(2,356,707)
Total Futures Contracts				$(821,343)	$(821,343)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
01/28/2026	Barclays Bank PLC	EUR	1,495,000	USD	1,744,209	$4,740
01/28/2026	State Street Bank & Trust Co.	GBP	1,000,000	USD	1,337,223	12,736
Total Forward Foreign Currency Contracts						$17,476

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$3,620,143,163	$35,329,618	$3,655,472,781
Asset-Backed Securities	—	111,886,409	18,142,217	130,028,626
U.S. Treasury Securities	—	108,909,457	—	108,909,457
Variable Rate Senior Loan Interests	—	56,339,186	—	56,339,186
Preferred Stocks	46,081,637	—	—	46,081,637
Exchange-Traded Funds	19,269,338	—	—	19,269,338
Non-U.S. Dollar Denominated Bonds & Notes	—	6,984,548	—	6,984,548
Municipal Obligations	—	35,004	—	35,004
Money Market Funds	21,672,275	525,846,140	—	547,518,415
Options Purchased	1,402,950	—	—	1,402,950
Total Investments in Securities	88,426,200	4,430,143,907	53,471,835	4,572,041,942
Other Investments - Assets*
Investments Matured	—	36,934	—	36,934
Futures Contracts	1,539,663	—	—	1,539,663
Forward Foreign Currency Contracts	—	17,476	—	17,476
	1,539,663	54,410	—	1,594,073
Other Investments - Liabilities*
Futures Contracts	(2,361,006)	—	—	(2,361,006)
Total Other Investments	(821,343)	54,410	—	(766,933)
Total Investments	$87,604,857	$4,430,198,317	$53,471,835	$4,571,275,009

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured is shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2025:
	Value 02/28/25	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 11/30/25
U.S. Dollar Denominated Bonds & Notes	$10,987,362	$23,092,581	$—	$—	$—	$1,249,675	$—	$—	$35,329,618
Asset-Backed Securities	5,812,080	11,914,671	—	36,234	—	379,232	—	—	18,142,217
Municipal Obligations	35,004	—	—	—	—	—	—	(35,004)	—
Total	$16,834,446	$35,007,252	$—	$36,234	$—	$1,628,907	$—	$(35,004)	$53,471,835
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
Fair Value at 11/30/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Invesco Corporate Bond Fund

U.S. Dollar Denominated Bonds & Notes	$ 35,329,618	Expected Recovery	Anticipated Proceeds	112.55% of Par	-
Asset-Backed Securities	18,142,217	Third-Party Pricing	Broker Quote	99.91% of Par	-
Total	$ 53,471,835
Invesco Corporate Bond Fund